UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Inflation-Protected Securities Index Fund Investor Shares - VTIPX

Short-Term Inflation-Protected Securities Index Fund ETF Shares - VTIP

Short-Term Inflation-Protected Securities Index Fund Admiral™ Shares - VTAPX

Short-Term Inflation-Protected Securities Index Fund Institutional Shares - VTSPX

Emerging Markets Bond Fund Investor Shares - VEMBX

Emerging Markets Bond Fund Admiral™ Shares - VEGBX

Short Duration Bond ETF ETF Shares - VSDB

Vanguard Short-Term Inflation-Protected Securities Index Fund

Investor Shares (VTIPX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,963	$9,965	$9,943
2016	$10,140	$10,146	$10,244
2016	$10,223	$10,232	$10,471
2016	$10,248	$10,262	$10,519
2016	$10,221	$10,245	$10,206
2017	$10,287	$10,317	$10,290
2017	$10,233	$10,265	$10,438
2017	$10,279	$10,314	$10,527
2017	$10,294	$10,335	$10,568
2018	$10,315	$10,357	$10,413
2018	$10,365	$10,407	$10,397
2018	$10,373	$10,419	$10,399
2018	$10,345	$10,396	$10,569
2019	$10,517	$10,568	$10,880
2019	$10,686	$10,743	$11,215
2019	$10,721	$10,778	$11,470
2019	$10,835	$10,900	$11,490
2020	$10,752	$10,826	$11,852
2020	$11,033	$11,110	$12,195
2020	$11,219	$11,304	$12,271
2020	$11,361	$11,453	$12,353
2021	$11,481	$11,575	$11,936
2021	$11,675	$11,771	$12,155
2021	$11,823	$11,925	$12,161
2021	$11,953	$12,064	$12,162
2022	$11,915	$12,029	$11,441
2022	$11,778	$11,896	$10,904
2022	$11,467	$11,584	$10,385
2022	$11,605	$11,734	$10,580
2023	$11,867	$11,991	$10,893
2023	$11,782	$11,909	$10,801
2023	$11,835	$11,960	$10,452
2023	$12,128	$12,270	$11,165
2024	$12,229	$12,374	$11,078
2024	$12,405	$12,548	$11,085
2024	$12,713	$12,860	$11,661
2024	$12,692	$12,846	$11,304
2025	$13,081	$13,237	$11,619
2025	$13,200	$13,363	$11,759
2025	$13,405	$13,572	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	5.44%	3.62%	2.97%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1967

Vanguard Short-Term Inflation-Protected Securities Index Fund

ETF Shares (VTIP) Nasdaq

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,963	$9,965	$9,943
2016	$10,143	$10,146	$10,244
2016	$10,227	$10,232	$10,471
2016	$10,254	$10,262	$10,519
2016	$10,233	$10,245	$10,206
2017	$10,304	$10,317	$10,290
2017	$10,250	$10,265	$10,438
2017	$10,295	$10,314	$10,527
2017	$10,317	$10,335	$10,568
2018	$10,338	$10,357	$10,413
2018	$10,390	$10,407	$10,397
2018	$10,399	$10,419	$10,399
2018	$10,373	$10,396	$10,569
2019	$10,548	$10,568	$10,880
2019	$10,717	$10,743	$11,215
2019	$10,758	$10,778	$11,470
2019	$10,873	$10,900	$11,490
2020	$10,796	$10,826	$11,852
2020	$11,079	$11,110	$12,195
2020	$11,269	$11,304	$12,271
2020	$11,414	$11,453	$12,353
2021	$11,538	$11,575	$11,936
2021	$11,733	$11,771	$12,155
2021	$11,887	$11,925	$12,161
2021	$12,021	$12,064	$12,162
2022	$11,986	$12,029	$11,441
2022	$11,851	$11,896	$10,904
2022	$11,540	$11,584	$10,385
2022	$11,680	$11,734	$10,580
2023	$11,945	$11,991	$10,893
2023	$11,865	$11,909	$10,801
2023	$11,918	$11,960	$10,452
2023	$12,220	$12,270	$11,165
2024	$12,323	$12,374	$11,078
2024	$12,503	$12,548	$11,085
2024	$12,816	$12,860	$11,661
2024	$12,802	$12,846	$11,304
2025	$13,193	$13,237	$11,619
2025	$13,317	$13,363	$11,759
2025	$13,528	$13,572	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.56%	3.72%	3.07%
ETF Shares Market Price	5.55%	3.71%	3.06%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3365

Vanguard Short-Term Inflation-Protected Securities Index Fund

Admiral™ Shares (VTAPX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Admiral Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2015	$9,959	$9,965	$9,943
2016	$10,140	$10,146	$10,244
2016	$10,227	$10,232	$10,471
2016	$10,251	$10,262	$10,519
2016	$10,230	$10,245	$10,206
2017	$10,300	$10,317	$10,290
2017	$10,246	$10,265	$10,438
2017	$10,292	$10,314	$10,527
2017	$10,314	$10,335	$10,568
2018	$10,335	$10,357	$10,413
2018	$10,384	$10,407	$10,397
2018	$10,394	$10,419	$10,399
2018	$10,368	$10,396	$10,569
2019	$10,545	$10,568	$10,880
2019	$10,716	$10,743	$11,215
2019	$10,754	$10,778	$11,470
2019	$10,871	$10,900	$11,490
2020	$10,791	$10,826	$11,852
2020	$11,073	$11,110	$12,195
2020	$11,261	$11,304	$12,271
2020	$11,411	$11,453	$12,353
2021	$11,534	$11,575	$11,936
2021	$11,726	$11,771	$12,155
2021	$11,877	$11,925	$12,161
2021	$12,011	$12,064	$12,162
2022	$11,979	$12,029	$11,441
2022	$11,839	$11,896	$10,904
2022	$11,530	$11,584	$10,385
2022	$11,671	$11,734	$10,580
2023	$11,936	$11,991	$10,893
2023	$11,854	$11,909	$10,801
2023	$11,909	$11,960	$10,452
2023	$12,207	$12,270	$11,165
2024	$12,311	$12,374	$11,078
2024	$12,491	$12,548	$11,085
2024	$12,798	$12,860	$11,661
2024	$12,785	$12,846	$11,304
2025	$13,178	$13,237	$11,619
2025	$13,301	$13,363	$11,759
2025	$13,510	$13,572	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	5.56%	3.71%	3.05%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR567

Vanguard Short-Term Inflation-Protected Securities Index Fund

Institutional Shares (VTSPX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Short-Term Inflation-Protected Securities Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, Vanguard Short-Term Inflation-Protected Securities Index Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The yield on the 2-year Treasury note changed marginally, declining 0.03% during the Fund’s fiscal year. This limited movement meant that yields had a minimal impact on the Fund’s returns.

  The five-year break-even inflation rate—which implies the markets’ expectation for the annualized rate of inflation over the coming five years—ended the period at 2.42%. It started the Fund’s fiscal year at 2.07% and peaked during the period at 2.66%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $5,000,000

	Institutional Shares	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	Bloomberg U.S. Aggregate Bond Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$4,979,407	$4,982,568	$4,971,501
2016	$5,070,016	$5,072,982	$5,122,237
2016	$5,113,262	$5,116,054	$5,235,629
2016	$5,127,677	$5,130,847	$5,259,622
2016	$5,117,035	$5,122,742	$5,103,121
2017	$5,152,325	$5,158,533	$5,144,800
2017	$5,127,414	$5,132,546	$5,219,150
2017	$5,150,249	$5,157,060	$5,263,436
2017	$5,159,386	$5,167,655	$5,283,865
2018	$5,169,924	$5,178,625	$5,206,677
2018	$5,197,304	$5,203,686	$5,198,434
2018	$5,202,569	$5,209,345	$5,199,429
2018	$5,189,723	$5,198,096	$5,284,465
2019	$5,278,270	$5,284,169	$5,439,979
2019	$5,361,776	$5,371,318	$5,607,511
2019	$5,383,453	$5,388,763	$5,734,758
2019	$5,439,727	$5,450,204	$5,745,096
2020	$5,402,288	$5,412,768	$5,925,972
2020	$5,543,236	$5,554,961	$6,097,563
2020	$5,638,288	$5,652,186	$6,135,324
2020	$5,710,918	$5,726,359	$6,176,360
2021	$5,772,811	$5,787,573	$5,968,062
2021	$5,871,519	$5,885,504	$6,077,263
2021	$5,947,657	$5,962,444	$6,080,410
2021	$6,014,696	$6,032,206	$6,081,117
2022	$5,997,045	$6,014,410	$5,720,263
2022	$5,929,578	$5,947,991	$5,451,782
2022	$5,772,794	$5,792,092	$5,192,692
2022	$5,845,995	$5,867,014	$5,289,956
2023	$5,979,275	$5,995,331	$5,446,646
2023	$5,938,174	$5,954,267	$5,400,659
2023	$5,963,742	$5,979,753	$5,226,154
2023	$6,115,769	$6,135,048	$5,582,429
2024	$6,167,997	$6,186,940	$5,539,125
2024	$6,255,998	$6,273,960	$5,542,732
2024	$6,412,683	$6,429,802	$5,830,741
2024	$6,406,465	$6,422,954	$5,652,223
2025	$6,601,295	$6,618,497	$5,809,413
2025	$6,665,723	$6,681,402	$5,879,521
2025	$6,768,426	$6,786,230	$5,998,884

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	5.55%	3.72%	3.07%
Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index	5.54%	3.72%	3.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$62,376
Number of Portfolio Holdings	27
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$2,391

Distribution by Stated Maturity % of Net Assets (as of September 30, 2025)

Less than 1 Year	18.0%
1 to 3 Years	40.7%
3 to 5 Years	40.6%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1867

Vanguard Emerging Markets Bond Fund

Investor Shares (VEMBX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.52%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.

  The Fund advisor’s strategy focused on allocating assets to the middle of the risk spectrum, including investments in Mexico, Colombia, and the Dominican Republic. While this approach added value, underweighting the extremes of the risk spectrum—namely, distressed debt and very high-rated bonds—detracted given the strong returns those segments delivered.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 10, 2016, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	JP Morgan EMBI Global Diversified Index	Bloomberg Global Aggregate Index ex USD
3/10/16	$10,000	$10,000	$10,000
3/31/16	$10,154	$10,192	$10,287
6/30/16	$10,746	$10,703	$10,637
9/30/16	$11,351	$11,136	$10,746
12/31/16	$10,936	$10,688	$9,643
3/31/17	$11,427	$11,101	$9,882
6/30/17	$11,752	$11,350	$10,233
9/30/17	$12,147	$11,649	$10,486
12/31/17	$12,395	$11,784	$10,657
3/31/18	$12,343	$11,578	$11,043
6/30/18	$12,074	$11,168	$10,517
9/30/18	$12,437	$11,425	$10,334
12/31/18	$12,286	$11,282	$10,428
3/31/19	$13,352	$12,066	$10,587
6/30/19	$13,932	$12,558	$10,949
9/30/19	$14,104	$12,747	$10,886
12/31/19	$14,462	$12,978	$10,959
3/31/20	$12,972	$11,241	$10,665
6/30/20	$15,064	$12,620	$11,026
9/30/20	$15,608	$12,912	$11,482
12/31/20	$16,629	$13,660	$12,066
3/31/21	$15,978	$13,040	$11,428
6/30/21	$16,645	$13,570	$11,533
9/30/21	$16,531	$13,475	$11,350
12/31/21	$16,403	$13,415	$11,216
3/31/22	$15,055	$12,071	$10,526
6/30/22	$13,338	$10,691	$9,367
9/30/22	$12,975	$10,202	$8,538
12/31/22	$14,242	$11,030	$9,119
3/31/23	$14,604	$11,235	$9,398
6/30/23	$14,965	$11,481	$9,195
9/30/23	$14,831	$11,224	$8,827
12/31/23	$16,185	$12,253	$9,641
3/31/24	$16,586	$12,502	$9,331
6/30/24	$16,605	$12,540	$9,134
9/30/24	$17,631	$13,312	$9,912
12/31/24	$17,297	$13,054	$9,233
3/31/25	$17,738	$13,347	$9,467
6/30/25	$18,363	$13,790	$10,158
9/30/25	$19,107	$14,445	$10,097

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/10/16
Investor Shares	8.37%	4.13%	7.01%
JP Morgan EMBI Global Diversified Index	8.52%	2.27%	3.92%
Bloomberg Global Aggregate Index ex USD	1.87%	-2.54%	0.10%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$5,049
Number of Portfolio Holdings	324
Portfolio Turnover Rate	119%
Total Investment Advisory Fees (in thousands)	$2,234

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Africa	14.4%
Asia	19.8%
Europe	13.8%
North America	27.4%
South America	20.5%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1431

Vanguard Emerging Markets Bond Fund

Admiral™ Shares (VEGBX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$39	0.37%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.

  The Fund advisor’s strategy focused on allocating assets to the middle of the risk spectrum, including investments in Mexico, Colombia, and the Dominican Republic. While this approach added value, underweighting the extremes of the risk spectrum—namely, distressed debt and very high-rated bonds—detracted given the strong returns those segments delivered.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 6, 2017, Through September 30, 2025

Initial Investment of $50,000

	Admiral Shares	JP Morgan EMBI Global Diversified Index	Bloomberg Global Aggregate Index ex USD
12/6/17	$50,000	$50,000	$50,000
12/31/17	$50,216	$50,185	$50,365
3/31/18	$50,020	$49,309	$52,190
6/30/18	$48,975	$47,562	$49,703
9/30/18	$50,458	$48,657	$48,839
12/31/18	$49,865	$48,047	$49,284
3/31/19	$54,187	$51,387	$50,033
6/30/19	$56,583	$53,482	$51,743
9/30/19	$57,283	$54,287	$51,445
12/31/19	$58,773	$55,271	$51,792
3/31/20	$52,741	$47,875	$50,403
6/30/20	$61,232	$53,745	$52,109
9/30/20	$63,518	$54,989	$54,264
12/31/20	$67,687	$58,177	$57,026
3/31/21	$65,030	$55,536	$54,009
6/30/21	$67,789	$57,790	$54,506
9/30/21	$67,348	$57,386	$53,638
12/31/21	$66,846	$57,133	$53,006
3/31/22	$61,402	$51,407	$49,747
6/30/22	$54,393	$45,529	$44,267
9/30/22	$52,942	$43,450	$40,350
12/31/22	$58,144	$46,973	$43,096
3/31/23	$59,621	$47,848	$44,415
6/30/23	$61,138	$48,893	$43,455
9/30/23	$60,591	$47,801	$41,718
12/31/23	$66,169	$52,182	$45,561
3/31/24	$67,825	$53,245	$44,098
6/30/24	$67,973	$53,406	$43,167
9/30/24	$72,140	$56,693	$46,843
12/31/24	$70,848	$55,593	$43,637
3/31/25	$72,640	$56,841	$44,741
6/30/25	$75,222	$58,730	$48,005
9/30/25	$78,359	$61,520	$47,720

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/6/17
Admiral Shares	8.62%	4.29%	5.92%
JP Morgan EMBI Global Diversified Index	8.52%	2.27%	2.69%
Bloomberg Global Aggregate Index ex USD	1.87%	-2.54%	-0.60%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$5,049
Number of Portfolio Holdings	324
Portfolio Turnover Rate	119%
Total Investment Advisory Fees (in thousands)	$2,234

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Africa	14.4%
Asia	19.8%
Europe	13.8%
North America	27.4%
South America	20.5%
Other Assets and Liabilities—Net	4.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1531

Vanguard Short Duration Bond ETF

ETF Shares (VSDB) Cboe BZX Exchange, Inc.

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Short Duration Bond ETF (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8Footnote Reference1	0.15%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on April 1, 2025, through September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  The Fund’s outperformance was largely driven by its overweight positions in credit sectors that included U.S. investment-grade corporates, high-yield corporates, emerging market debt, asset-backed securities, and corporate mortgage-backed securities. Issuer selection within these credit sectors also added value, whereas a modest long duration position early in the second quarter detracted slightly.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 1, 2025, Through September 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg U.S. Universal 1-5 Year Float Adjusted Index	Bloomberg U.S. Aggregate Bond Index
4/1/25	$10,000	$10,000	$10,000
2025	$10,381	$10,300	$10,297

Average Annual Total Returns

Since Inception 4/1/25
ETF Shares Net Asset Value	3.81%
ETF Shares Market Price	3.94%
Bloomberg U.S. Universal 1-5 Year Float Adjusted Index	3.00%
Bloomberg U.S. Aggregate Bond Index	2.97%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$95
Number of Portfolio Holdings	551
Portfolio Turnover Rate	110%

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	13.3%
Corporate Bonds	49.8%
Floating Rate Loan Interests	1.4%
Sovereign Bonds	6.6%
U.S. Government and Agency Obligations	36.2%
Other Assets and Liabilities—NetFootnote Reference	(7.3%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV044

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

		Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a)	Audit Fees.	$559,000	$321,000
(b)	Audit-Related Fees.	0	0
(c)	Tax Fees.	0	0
(d)	All Other Fees.	0	0
	Total.	$559,000	$321,000

(e)          (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)          For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Short-Term Inflation-Protected Securities Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Short-Term Inflation-Protected Securities Index Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/2025	2,726,856	2,724,939
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/2026	2,566,000	2,557,981
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/2026	1,226,360	1,227,319
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2026	2,108,174	2,096,480
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2026	2,586,446	2,576,747
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/2026	2,917,031	2,900,167
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	2,387,399	2,368,374
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	1,184,925	1,205,661
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	2,983,873	2,941,679
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	2,652,163	2,633,722
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	2,992,046	3,039,264
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	2,700,557	2,668,276
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	1,117,720	1,135,883
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	2,952,568	2,963,179
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	1,140,292	1,212,451
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	2,343,163	2,331,264
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	3,039,525	3,164,668
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	2,022,549	2,007,064
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	1,035,010	1,081,262
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	3,127,368	3,227,298
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	1,312,006	1,433,879
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	2,385,237	2,313,120
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	3,226,850	3,289,875
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	2,694,226	2,571,513
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	3,339,684	3,390,823
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	2,987,104	2,839,616
Total U.S. Government and Agency Obligations (Cost $61,399,949)					61,902,504
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $27,089)	4.180%		270,902	27,090
Total Investments (99.3%) (Cost $61,427,038)					61,929,594
Other Assets and Liabilities—Net (0.7%)					446,355
Net Assets (100%)					62,375,949
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

Short-Term Inflation-Protected Securities Index Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $61,399,949)	61,902,504
Affiliated Issuers (Cost $27,089)	27,090
Total Investments in Securities	61,929,594
Investment in Vanguard	1,533
Cash	5,719
Receivables for Investment Securities Sold	23,971
Receivables for Accrued Income	243,626
Receivables for Capital Shares Issued	225,665
Total Assets	62,430,108
Liabilities
Payables for Investment Securities Purchased	5,807
Payables for Capital Shares Redeemed	31,350
Payables for Distributions	15,951
Payables to Vanguard	1,051
Total Liabilities	54,159
Net Assets	62,375,949
At September 30, 2025, net assets consisted of:

Paid-in Capital	62,485,245
Total Distributable Earnings (Loss)	(109,296)
Net Assets	62,375,949

Investor Shares—Net Assets
Applicable to 115,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,898
Net Asset Value Per Share—Investor Shares	$25.04

ETF Shares—Net Assets
Applicable to 324,463,965 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,420,465
Net Asset Value Per Share—ETF Shares	$50.61

Admiral™ Shares—Net Assets
Applicable to 921,102,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,089,296
Net Asset Value Per Share—Admiral Shares	$25.07

Institutional Shares—Net Assets
Applicable to 911,439,028 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,863,290
Net Asset Value Per Share—Institutional Shares	$25.08

See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Inflation-Protected Securities Index Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1]	1,946,755
Total Income	1,946,755
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,391
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	2,357
Management and Administrative—Admiral Shares	10,275
Management and Administrative—Institutional Shares	5,788
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	585
Marketing and Distribution—Admiral Shares	1,049
Marketing and Distribution—Institutional Shares	588
Custodian Fees	191
Auditing Fees	50
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	1,085
Shareholders’ Reports and Proxy Fees—Admiral Shares	343
Shareholders’ Reports and Proxy Fees—Institutional Shares	22
Trustees’ Fees and Expenses	34
Other Expenses	113
Total Expenses	24,875
Net Investment Income	1,921,880
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(17,651)
Futures Contracts	(520)
Realized Net Gain (Loss)	(18,171)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,212,117
Net Increase (Decrease) in Net Assets Resulting from Operations	3,115,826
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24,963, ($120), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $17,903 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Inflation-Protected Securities Index Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,921,880	1,485,837
Realized Net Gain (Loss)	(18,171)	(351,888)
Change in Unrealized Appreciation (Depreciation)	1,212,117	2,647,707
Net Increase (Decrease) in Net Assets Resulting from Operations	3,115,826	3,781,656
Distributions
Investor Shares	(93)	(84)
ETF Shares	(360,847)	(369,068)
Admiral Shares	(752,491)	(592,315)
Institutional Shares	(747,018)	(588,585)
Total Distributions	(1,860,449)	(1,550,052)
Capital Share Transactions
Investor Shares	(19)	(2,184)
ETF Shares	4,218,354	(2,465,911)
Admiral Shares	1,337,168	674,078
Institutional Shares	1,491,819	1,231,020
Net Increase (Decrease) from Capital Share Transactions	7,047,322	(562,997)
Total Increase (Decrease)	8,302,699	1,668,607
Net Assets
Beginning of Period	54,073,250	52,404,643
End of Period	62,375,949	54,073,250

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.55	$23.51	$23.66	$25.90	$25.41
Investment Operations
Net Investment Income[1]	.827	.670	.561	.991	1.099
Net Realized and Unrealized Gain (Loss) on Investments	.489	1.054	.186	(1.734)	.258
Total from Investment Operations	1.316	1.724	.747	(.743)	1.357
Distributions
Dividends from Net Investment Income	(.826)	(.684)	(.897)	(1.497)	(.867)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.826)	(.684)	(.897)	(1.497)	(.867)
Net Asset Value, End of Period	$25.04	$24.55	$23.51	$23.66	$25.90
Total Return[2]	5.44%	7.42%	3.20%	-3.01%	5.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$3	$5	$9	$7,825
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.79%	2.36%	3.83%	4.25%
Portfolio Turnover Rate[4]	25%	26%	28%	26%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.29	$47.25	$48.12	$52.56	$50.99
Investment Operations
Net Investment Income[1]	1.708	1.336	1.165	3.544	2.562
Net Realized and Unrealized Gain (Loss) on Investments	.973	2.154	.364	(4.980)	.195
Total from Investment Operations	2.681	3.490	1.529	(1.436)	2.757
Distributions
Dividends from Net Investment Income	(1.361)	(1.450)	(2.399)	(3.004)	(1.187)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.361)	(1.450)	(2.399)	(3.004)	(1.187)
Net Asset Value, End of Period	$50.61	$49.29	$47.25	$48.12	$52.56
Total Return	5.56%	7.53%	3.28%	-2.92%	5.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,420	$11,804	$13,783	$19,191	$17,203
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.44%	2.79%	2.46%	6.98%	4.95%
Portfolio Turnover Rate[3]	25%	26%	28%	26%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.57	$23.54	$23.69	$25.93	$25.44
Investment Operations
Net Investment Income[1]	.824	.687	.606	1.843	1.257
Net Realized and Unrealized Gain (Loss) on Investments	.523	1.049	.161	(2.565)	.123
Total from Investment Operations	1.347	1.736	.767	(.722)	1.380
Distributions
Dividends from Net Investment Income	(.847)	(.706)	(.917)	(1.518)	(.890)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.847)	(.706)	(.917)	(1.518)	(.890)
Net Asset Value, End of Period	$25.07	$24.57	$23.54	$23.69	$25.93
Total Return[2]	5.56%	7.46%	3.29%	-2.92%	5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,089	$21,316	$19,767	$20,803	$13,879
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.32%	2.86%	2.55%	7.25%	4.84%
Portfolio Turnover Rate[4]	25%	26%	28%	26%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Inflation-Protected Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.59	$23.55	$23.70	$25.95	$25.46
Investment Operations
Net Investment Income[1]	.831	.694	.623	1.760	1.219
Net Realized and Unrealized Gain (Loss) on Investments	.513	1.057	.149	(2.487)	.166
Total from Investment Operations	1.344	1.751	.772	(.727)	1.385
Distributions
Dividends from Net Investment Income	(.854)	(.711)	(.922)	(1.523)	(.895)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.854)	(.711)	(.922)	(1.523)	(.895)
Net Asset Value, End of Period	$25.08	$24.59	$23.55	$23.70	$25.95
Total Return	5.55%	7.53%	3.31%	-2.94%	5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,863	$20,951	$18,850	$16,867	$16,238
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.34%	2.89%	2.62%	6.90%	4.69%
Portfolio Turnover Rate[3]	25%	26%	28%	26%	19%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Inflation-Protected Securities Index Fund
Notes to Financial Statements
Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at September 30, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
9

Short-Term Inflation-Protected Securities Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,533,000, representing less than 0.01% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	61,902,504	—	61,902,504
Temporary Cash Investments	27,090	—	—	27,090
Total	27,090	61,902,504	—	61,929,594
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	17,174
Total Distributable Earnings (Loss)	(17,174)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	488,105
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	472,923
Capital Loss Carryforwards	(1,054,373)
Qualified Late-Year Losses	—
Other Temporary Differences	(15,951)
Total	(109,296)
10

Short-Term Inflation-Protected Securities Index Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,860,449	1,550,052
Long-Term Capital Gains	—	—
Total	1,860,449	1,550,052
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,456,671
Gross Unrealized Appreciation	702,897
Gross Unrealized Depreciation	(229,974)
Net Unrealized Appreciation (Depreciation)	472,923
E.	During the year ended September 30, 2025, the fund purchased $16,011,485,000 of investment securities and sold $14,067,744,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,986,921,000 and $1,038,210,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	676	27	438	19
Issued in Lieu of Cash Distributions	93	4	84	3
Redeemed	(788)	(32)	(2,706)	(114)
Net Increase (Decrease)—Investor Shares	(19)	(1)	(2,184)	(92)
ETF Shares
Issued	5,373,802	108,304	2,236,418	46,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,155,448)	(23,325)	(4,702,329)	(98,500)
Net Increase (Decrease)—ETF Shares	4,218,354	84,979	(2,465,911)	(52,196)
Admiral Shares
Issued	3,826,647	153,677	2,736,802	113,868
Issued in Lieu of Cash Distributions	716,532	28,914	563,153	23,393
Redeemed	(3,206,011)	(128,897)	(2,625,877)	(109,696)
Net Increase (Decrease)—Admiral Shares	1,337,168	53,694	674,078	27,565
Institutional Shares
Issued	3,694,905	147,962	3,171,055	132,259
Issued in Lieu of Cash Distributions	742,712	29,950	584,344	24,253
Redeemed	(2,945,798)	(118,394)	(2,524,379)	(104,894)
Net Increase (Decrease)—Institutional Shares	1,491,819	59,518	1,231,020	51,618
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
11

Short-Term Inflation-Protected Securities Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Short-Term Inflation-Protected Securities Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short-Term Inflation-Protected Securities Index Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,911,437,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q19670 112025
14

Financial Statements
For the year ended September 30, 2025
Vanguard Emerging Markets Bond Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Emerging Markets Bond Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.8%)
[1]	United States Treasury Note/Bond	4.125%	8/31/30	9,097	9,249
[1]	United States Treasury Note/Bond	4.125%	10/31/31	18,000	18,264
[2,3]	United States Treasury Note/Bond	1.375%	11/15/31	219,432	189,929
	United States Treasury Note/Bond	1.875%	2/15/32	32,500	28,834
	United States Treasury Note/Bond	3.875%	8/15/33	6,799	6,743
	United States Treasury Note/Bond	3.125%	2/15/43	19,521	15,922
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	8,552
	United States Treasury Note/Bond	4.625%	2/15/55	15,720	15,451
Total U.S. Government and Agency Obligations (Cost $292,019)					292,944
Corporate Bonds (18.1%)
Azerbaijan (0.5%)
[4]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,785	25,040
Bahrain (0.1%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,235
Brazil (1.5%)
	Braskem Netherlands Finance BV	4.500%	1/10/28	2,360	1,015
	Braskem Netherlands Finance BV	4.500%	1/31/30	6,240	2,346
	Braskem Netherlands Finance BV	8.000%	10/15/34	700	262
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,844	3,986
	Embraer Netherlands Finance BV	7.000%	7/28/30	14,576	15,931
	Petrobras Global Finance BV	8.750%	5/23/26	866	890
	Petrobras Global Finance BV	5.125%	9/10/30	12,152	12,008
	Petrobras Global Finance BV	6.250%	1/10/36	12,859	12,693
[5]	Raizen Fuels Finance SA	6.250%	7/8/32	20,781	20,300
	Raizen Fuels Finance SA	6.250%	7/8/32	5,260	5,138
					74,569
Bulgaria (0.4%)
[6]	Bulgarian Energy Holding EAD	4.250%	6/19/30	16,300	19,101
Chile (1.6%)
[5]	Antofagasta plc	5.625%	9/9/35	12,503	12,747
[5]	Colbun SA	5.375%	9/11/35	14,620	14,642
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	3,632	3,432
	Corp. Nacional del Cobre de Chile	3.750%	1/15/31	3,630	3,444
	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	7,216	7,552
[5]	Corp. Nacional del Cobre de Chile	6.780%	1/13/55	19,001	20,334
	Empresa Nacional del Petroleo	5.250%	11/6/29	16,915	17,194
					79,345
Colombia (0.9%)
	Ecopetrol SA	4.625%	11/2/31	18,544	16,615
	Ecopetrol SA	7.750%	2/1/32	25,007	25,853
	Ecopetrol SA	7.375%	9/18/43	3,630	3,344
					45,812
El Salvador (0.5%)
[5]	Comision Ejecutiva Hidroelectrica del Rio Lempa	8.650%	1/24/33	21,500	22,492
Guatemala (0.4%)
[5]	Energuate Trust 2 0	6.350%	9/15/35	19,990	20,121
Indonesia (0.1%)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,934
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,720
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,896	4,870
					6,590
1

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Malaysia (1.1%)
[5]	Petronas Capital Ltd.	5.340%	4/3/35	9,391	9,794
	Petronas Capital Ltd.	5.340%	4/3/35	5,000	5,214
[5]	Petronas Capital Ltd.	5.848%	4/3/55	40,330	42,641
					57,649
Mexico (5.1%)
[7]	Comision Federal de Electricidad	5.000%	9/29/36	4,789	4,430
[5,7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	5,947	6,355
	Petroleos Mexicanos	6.875%	10/16/25	14,733	14,723
	Petroleos Mexicanos	4.500%	1/23/26	11,270	11,211
	Petroleos Mexicanos	6.875%	8/4/26	50,082	50,697
	Petroleos Mexicanos	6.490%	1/23/27	4,520	4,577
	Petroleos Mexicanos	6.500%	3/13/27	58,489	59,066
[7]	Petroleos Mexicanos	8.750%	6/2/29	42,781	46,100
	Petroleos Mexicanos	6.840%	1/23/30	17,791	18,097
	Petroleos Mexicanos	6.625%	6/15/38	2,415	2,184
	Petroleos Mexicanos	6.375%	1/23/45	17,360	14,069
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	22,711	18,871
	Petroleos Mexicanos	6.950%	1/28/60	7,338	6,036
					256,417
Morocco (1.1%)
[5]	OCP SA	6.100%	4/30/30	34,940	36,622
	OCP SA	6.100%	4/30/30	10,600	11,115
	OCP SA	6.700%	3/1/36	7,248	7,751
					55,488
Oman (0.7%)
	OmGrid Funding Ltd.	5.196%	5/16/27	17,552	17,683
	OQ SAOC	5.125%	5/6/28	7,174	7,253
	Oryx Funding Ltd.	5.800%	2/3/31	11,157	11,662
					36,598
Peru (0.7%)
[5]	Kallpa Generacion SA	5.500%	9/11/35	21,500	21,646
	Petroleos del Peru SA	4.750%	6/19/32	13,905	12,084
	Petroleos del Peru SA	5.625%	6/19/47	3,366	2,487
					36,217
Poland (0.2%)
[6]	ORLEN SA	3.625%	7/2/32	2,346	2,732
[5]	ORLEN SA	6.000%	1/30/35	7,095	7,411
					10,143
Saudi Arabia (0.4%)
	Suci Second Investment Co.	4.375%	9/10/27	20,000	20,014
South Africa (0.1%)
[5]	Bidvest Group UK plc	6.200%	9/17/32	6,200	6,240
Trinidad & Tobago (0.2%)
[5,7]	Port of Spain Waterfront Development	7.875%	2/19/40	10,416	10,559
Turkiye (0.6%)
	GDZ Elektrik Dagitim A/S	9.000%	10/15/29	7,137	6,977
[5]	Turk Telekomunikasyon A/S	6.950%	10/7/32	20,850	20,850
					27,827
United Arab Emirates (0.8%)
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	4,541	4,427
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	28,376	25,775
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	13,710	12,082
					42,284
Uzbekistan (0.8%)
	Uzbekneftegaz JSC	4.750%	11/16/28	16,791	16,003
[5]	Uzbekneftegaz JSC	8.750%	5/7/30	24,560	26,270
					42,273
Venezuela (0.2%)
[8]	Petroleos de Venezuela SA	9.000%	11/17/21	7,320	1,183
[7,8]	Petroleos de Venezuela SA	12.750%	2/17/22	7,320	1,333
[7,8]	Petroleos de Venezuela SA	6.000%	5/16/24	10,075	1,622
2

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7,8]	Petroleos de Venezuela SA	6.000%	11/15/26	12,925	2,069
[8]	Petroleos de Venezuela SA	5.375%	4/12/27	22,623	3,675
[7,8]	Petroleos de Venezuela SA	9.750%	5/17/35	3,660	661
[8]	Petroleos de Venezuela SA	5.500%	4/12/37	3,360	546
					11,089
Total Corporate Bonds (Cost $903,013)					916,037
Sovereign Bonds (72.0%)
Albania (0.3%)
[5,6]	Republic of Albania	4.750%	2/14/35	11,722	13,834
Argentina (2.4%)
[7]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	2,700	2,686
	Republic of Argentina	1.000%	7/9/29	741	541
	Republic of Argentina	5.000%	1/9/38	22,965	12,912
[9]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/30	71,975	48,611
[9]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/46	39,714	20,770
[9]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/35	25,410	13,274
[9]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/41	41,870	20,323
					119,117
Azerbaijan (0.5%)
[7]	Republic of Azerbaijan	3.500%	9/1/32	25,235	23,498
Benin (0.3%)
[7]	Republic of Benin	7.960%	2/13/38	3,430	3,512
[5,7]	Republic of Benin	8.375%	1/23/41	13,100	13,724
					17,236
Brazil (2.6%)
	Federative Republic of Brazil	5.500%	11/6/30	51,465	52,502
	Federative Republic of Brazil	6.625%	3/15/35	33,100	34,444
	Federative Republic of Brazil	7.250%	1/12/56	41,616	42,185
					129,131
Bulgaria (1.1%)
[6]	Republic of Bulgaria	3.500%	5/7/34	11,882	14,005
	Republic of Bulgaria	5.000%	3/5/37	1	1
[6]	Republic of Bulgaria	4.125%	5/7/38	20,249	23,826
[6]	Republic of Bulgaria	4.125%	7/18/45	16,664	18,841
					56,673
Chile (1.2%)
	Republic of Chile	3.240%	2/6/28	1,946	1,911
	Republic of Chile	2.450%	1/31/31	29,541	26,786
[6]	Republic of Chile	3.800%	7/1/35	25,300	29,724
					58,421
Colombia (2.6%)
	Republic of Colombia	7.375%	4/25/30	10,000	10,670
	Republic of Colombia	8.500%	4/25/35	73,152	81,023
	Republic of Colombia	8.000%	11/14/35	3,600	3,867
	Republic of Colombia	8.375%	11/7/54	32,323	34,246
					129,806
Costa Rica (1.0%)
	Republic of Costa Rica	6.125%	2/19/31	13,477	14,042
	Republic of Costa Rica	7.000%	4/4/44	15,000	15,957
	Republic of Costa Rica	7.158%	3/12/45	19,600	21,195
					51,194
Dominican Republic (4.5%)
	Dominican Republic	5.950%	1/25/27	24,536	24,966
	Dominican Republic	6.000%	7/19/28	24,909	25,704
	Dominican Republic	5.500%	2/22/29	48,439	49,420
	Dominican Republic	4.500%	1/30/30	22,315	21,843
[5]	Dominican Republic	7.050%	2/3/31	5,467	5,892
	Dominican Republic	7.050%	2/3/31	12,024	12,959
	Dominican Republic	4.875%	9/23/32	29,914	28,666
[5]	Dominican Republic	6.950%	3/15/37	31,616	33,813
	Dominican Republic	6.950%	3/15/37	22,900	24,491
					227,754
3

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ecuador (1.0%)
[7]	Republic of Ecuador	0.000%	7/31/30	22,700	17,402
	Republic of Ecuador	6.900%	7/31/30	34,831	30,960
					48,362
Egypt (3.0%)
	Arab Republic of Egypt	8.500%	1/31/47	80,672	71,191
	Arab Republic of Egypt	7.903%	2/21/48	21,686	18,022
	Arab Republic of Egypt	8.700%	3/1/49	14,812	13,167
	Arab Republic of Egypt	8.875%	5/29/50	21,204	19,134
	Arab Republic of Egypt	8.150%	11/20/59	15,880	13,226
[5]	Egypt Taskeek Co.	7.950%	10/7/32	15,900	15,900
					150,640
El Salvador (0.7%)
[5,7]	Republic of El Salvador	9.650%	11/21/54	24,735	26,723
[7]	Republic of El Salvador	9.650%	11/21/54	9,945	10,745
					37,468
Ghana (1.3%)
[5,7]	Republic of Ghana	0.000%	7/3/26	330	318
[7]	Republic of Ghana	0.000%	7/3/26	4,538	4,386
[5,9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/29	23,385	22,739
[9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/29	13,818	13,418
[5,9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/35	7,180	6,040
[9]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/35	19,790	16,649
					63,550
Guatemala (2.8%)
	Republic of Guatemala	4.875%	2/13/28	23,391	23,432
[5]	Republic of Guatemala	5.250%	8/10/29	3,639	3,673
	Republic of Guatemala	5.250%	8/10/29	29,593	29,870
[7]	Republic of Guatemala	4.900%	6/1/30	25,138	25,006
	Republic of Guatemala	6.050%	8/6/31	16,310	16,969
	Republic of Guatemala	5.375%	4/24/32	5,550	5,587
[5]	Republic of Guatemala	6.250%	8/15/36	12,140	12,543
[5]	Republic of Guatemala	6.875%	8/15/55	6,600	6,936
	Republic of Guatemala	6.875%	8/15/55	14,500	15,238
					139,254
Hungary (3.7%)
[6]	Magyar Export-Import Bank Zrt	6.000%	5/16/29	8,868	11,229
[6]	MFB Magyar Fejlesztesi Bank Zrt	4.375%	6/27/30	13,100	15,891
	Republic of Hungary	6.125%	5/22/28	12,960	13,509
	Republic of Hungary	5.250%	6/16/29	2,330	2,384
[5]	Republic of Hungary	5.375%	9/26/30	1,490	1,533
	Republic of Hungary	6.250%	9/22/32	4,260	4,571
[6]	Republic of Hungary	5.375%	9/12/33	36,105	45,942
[6]	Republic of Hungary	4.875%	3/22/40	56,992	66,854
[5]	Republic of Hungary	6.750%	9/23/55	21,950	23,255
					185,168
Indonesia (0.6%)
[5]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	27,900	28,673
Israel (0.8%)
[6]	State of Israel	1.500%	1/16/29	8,786	9,775
	State of Israel	2.500%	1/15/30	1,327	1,222
	State of Israel	5.375%	2/19/30	6,770	6,975
	State of Israel	5.750%	3/12/54	26,118	24,721
					42,693
Ivory Coast (0.8%)
[6,7]	Ivory Coast	5.875%	10/17/31	11,750	13,698
[6,7]	Republic of Cote d'Ivoire	5.250%	3/22/30	3,520	4,112
[6,7]	Republic of Cote d'Ivoire	4.875%	1/30/32	5,631	6,302
[5,7]	Republic of Cote d'Ivoire	8.075%	4/1/36	15,820	16,362
					40,474
Jamaica (0.1%)
[7]	Jamaica	6.750%	4/28/28	5,020	5,234
Jordan (0.9%)
	Kingdom of Jordan	7.500%	1/13/29	37,103	38,730
4

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Jordan	7.375%	10/10/47	7,210	6,915
					45,645
Kazakhstan (0.9%)
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/28	5,600	5,709
[10]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,034
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	8,996	9,110
[5]	Republic of Kazakhstan	5.000%	7/1/32	15,700	16,031
	Republic of Kazakhstan	5.000%	7/1/32	8,862	9,060
					45,944
Latvia (0.9%)
[5]	Republic of Latvia	5.125%	7/30/34	39,045	40,062
	Republic of Latvia	5.125%	7/30/34	7,000	7,190
					47,252
Lebanon (0.2%)
[8]	Lebanon Republic	8.250%	4/12/21	2,430	547
[8]	Lebanon Republic	6.100%	10/4/22	2,250	508
[8]	Lebanon Republic	6.000%	1/27/23	10,699	2,417
[8]	Lebanon Republic	6.650%	4/22/24	8,173	1,847
[8]	Lebanon Republic	6.250%	11/4/24	3,522	791
[8]	Lebanon Republic	6.850%	3/23/27	7,043	1,593
[8]	Lebanon Republic	6.650%	11/3/28	3,607	815
[8]	Lebanon Republic	6.650%	2/26/30	4,900	1,110
[8]	Lebanon Republic	7.150%	11/20/31	4,967	1,125
[8]	Lebanon Republic	7.000%	3/23/32	3,607	817
[8]	Lebanon Republic	8.200%	5/17/33	1,445	323
[8]	Lebanon Republic	8.250%	5/17/34	1,445	327
					12,220
Lithuania (1.5%)
[6]	Republic of Lithuania	3.500%	7/3/31	20,639	24,791
[6]	Republic of Lithuania	3.625%	3/10/36	43,197	50,280
					75,071
Mexico (6.1%)
	United Mexican States	2.659%	5/24/31	4,018	3,583
	United Mexican States	4.750%	4/27/32	52,268	51,175
	United Mexican States	5.850%	7/2/32	80,215	83,009
	United Mexican States	5.375%	3/22/33	57,362	57,347
	United Mexican States	6.875%	5/13/37	51,656	55,811
[6]	United Mexican States	5.125%	3/19/38	33,595	40,096
	United Mexican States	3.771%	5/24/61	26,002	16,453
					307,474
Morocco (1.0%)
	Kingdom of Morocco	6.500%	9/8/33	22,095	24,295
[6]	Kingdom of Morocco	4.750%	4/2/35	1,525	1,844
	Kingdom of Morocco	4.000%	12/15/50	30,979	22,838
					48,977
Nigeria (1.7%)
	Republic of Nigeria	8.375%	3/24/29	5,105	5,276
	Republic of Nigeria	7.143%	2/23/30	24,865	24,542
	Republic of Nigeria	8.747%	1/21/31	13,500	14,010
[5]	Republic of Nigeria	9.625%	6/9/31	5,600	6,043
	Republic of Nigeria	7.375%	9/28/33	3,403	3,223
	Republic of Nigeria	10.375%	12/9/34	26,290	29,226
	Republic of Nigeria	7.625%	11/28/47	3,500	3,012
					85,332
Oman (2.5%)
	Sultanate of Oman	4.750%	6/15/26	84,874	84,923
	Sultanate of Oman	5.375%	3/8/27	17,170	17,398
	Sultanate of Oman	6.750%	10/28/27	6,646	6,949
	Sultanate of Oman	5.625%	1/17/28	14,360	14,688
	Sultanate of Oman	6.750%	1/17/48	3,595	3,949
					127,907
Panama (0.4%)
[7]	Republic of Panama	3.870%	7/23/60	28,565	18,426
5

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paraguay (1.9%)
	Republic of Paraguay	5.000%	4/15/26	2,656	2,660
	Republic of Paraguay	4.700%	3/27/27	13,044	13,138
[7]	Republic of Paraguay	4.950%	4/28/31	45,922	46,421
[5]	Republic of Paraguay	6.650%	3/4/55	12,225	13,034
	Republic of Paraguay	6.650%	3/4/55	20,775	22,150
					97,403
Peru (3.6%)
	Republic of Peru	2.844%	6/20/30	2,895	2,719
	Republic of Peru	2.783%	1/23/31	133,882	123,587
	Republic of Peru	5.375%	2/8/35	6,624	6,753
	Republic of Peru	5.875%	8/8/54	25,760	25,883
	Republic of Peru	6.200%	6/30/55	21,685	22,603
					181,545
Poland (0.6%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/33	6,083	6,301
[6]	Republic of Poland	3.125%	10/22/31	20,000	23,478
					29,779
Romania (1.9%)
[5]	Romania	5.750%	9/16/30	86,220	87,791
	Romania	3.000%	2/14/31	3,104	2,763
[6]	Romania	2.124%	7/16/31	6,360	6,364
					96,918
Saudi Arabia (1.5%)
	Kingdom of Saudi Arabia	3.750%	1/21/55	39,377	28,364
[5]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/30	49,235	49,077
					77,441
Senegal (0.3%)
[7]	Republic of Senegal	6.250%	5/23/33	24,370	17,611
Serbia (1.4%)
[6]	Republic of Serbia	1.000%	9/23/28	3,350	3,654
[6]	Republic of Serbia	1.500%	6/26/29	43,710	47,575
	Republic of Serbia	2.125%	12/1/30	23,458	20,494
					71,723
South Africa (3.8%)
	Republic of South Africa	4.300%	10/12/28	3,600	3,543
	Republic of South Africa	4.850%	9/30/29	51,884	51,274
	Republic of South Africa	5.875%	6/22/30	5,400	5,520
	Republic of South Africa	5.650%	9/27/47	13,502	10,850
	Republic of South Africa	5.750%	9/30/49	65,648	52,558
[5]	Republic of South Africa	7.950%	11/19/54	68,070	69,109
					192,854
Sri Lanka (0.5%)
[5,7]	Republic of Sri Lanka	4.000%	4/15/28	4,028	3,852
[5,9]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/30	7,762	7,273
[5,9]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/33	6,000	5,143
[5,9]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/35	5,638	4,110
[9]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/35	7,336	5,348
					25,726
Turkiye (4.0%)
	Republic of Turkiye	8.600%	9/24/27	4,600	4,908
	Republic of Turkiye	9.375%	3/14/29	4,597	5,124
	Republic of Turkiye	7.625%	4/26/29	7,885	8,362
	Republic of Turkiye	7.125%	2/12/32	56,284	58,182
	Republic of Turkiye	4.875%	4/16/43	44,444	32,931
	Republic of Turkiye	5.750%	5/11/47	36,234	28,731
[6]	Republic Of Turkiye	5.200%	8/17/31	54,074	64,237
					202,475
Ukraine (1.8%)
[5,9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/30	2,547	1,335
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/30	9,209	4,840
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/34	14,294	5,936
[5,9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/35	4,563	2,202
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	7.750%	2/1/35	13,265	6,455
6

Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/36	13,454	6,499
[9]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/36	10,342	5,031
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/34	15,149	8,492
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/34	18,400	10,391
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/35	21,494	11,824
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/35	15,190	8,393
[5,9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/36	32,733	17,753
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/36	2,100	1,144
					90,295
United Arab Emirates (0.1%)
	Finance Department Government of Sharjah	3.625%	3/10/33	3,400	3,052
Uzbekistan (2.1%)
[5,11]	Republic of Uzbekistan	15.500%	2/25/28	78,700,000	6,639
[5]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,975
	Republic of Uzbekistan	7.850%	10/12/28	46,485	50,008
	Republic of Uzbekistan	5.375%	2/20/29	20,767	20,833
[5,6]	Republic of Uzbekistan	5.100%	2/25/29	15,410	18,763
					107,218
Venezuela (0.1%)
[8]	Republic of Venezuela	7.750%	10/13/19	3,660	672
[8]	Republic of Venezuela	6.000%	12/9/20	3,660	644
[8]	Republic of Venezuela	12.750%	8/23/22	3,660	852
[8]	Republic of Venezuela	11.750%	10/21/26	640	153
[8]	Republic of Venezuela	7.000%	3/31/38	1,500	329
					2,650
Zambia (1.0%)
	Republic of Zambia	0.500%	12/31/53	10,920	7,422
[9]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/33	47,721	45,710
					53,132
Total Sovereign Bonds (Cost $3,448,199)					3,632,250
				Shares
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[12]	Vanguard Market Liquidity Fund (Cost $207,339)	4.180%		2,073,555	207,355
	Expiration Date	Contracts	Exercise Price	Notional Value ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
3-Month SOFR Futures	12/12/25	7,688	$96.625	19,220	961
	Counterparty	Expiration Date
Foreign Currency Options (0.0%)
Call Options
USD	JPMC	12/31/25	HKD 7.800	493,000	299
USD	JPMC	12/31/25	HKD 7.800	118,600	72
					371
7

Emerging Markets Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value• ($000)
Put Options
EUR	BARC	1/14/26	USD 1.140	42,930	167
					538
Total Options Purchased (Cost $2,819)					1,499
Total Investments (100.0%) (Cost $4,853,389)					5,050,085
Other Assets and Liabilities—Net (0.0%)					(1,396)
Net Assets (100.0%)					5,048,689
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $356 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $99,518 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $21,211 have been segregated as initial margin for open futures contracts.
4	Guaranteed by the Republic of Azerbaijan.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $931,808, representing 18.5% of net assets.
6	Face amount denominated in euro.
7	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8	Non-income-producing security—security in default.
9	Step bond.
10	Face amount denominated in Kazakhstan tenge.
11	Face amount denominated in Uzbekistani Som.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BARC—Barclays Bank plc.
EUR—euro.
JPMC—JPMorgan Chase Bank, N.A.
SOFR—Secured Overnight Financing Rate.
HKD—Hong Kong dollar.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
EUR	BARC	1/14/2026	USD 1.228	42,930	(186)
Total Options Written (Premiums Received $403)					(186)
BARC—Barclays Bank plc.
EUR—euro.
USD—U.S. dollar.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	1,084	121,950	647
Ultra 10-Year U.S. Treasury Note	December 2025	1,465	168,589	1,645
Ultra Long U.S. Treasury Bond	December 2025	2,431	291,872	5,891
				8,183
8

Emerging Markets Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(1,860)	(387,621)	(249)
5-Year U.S. Treasury Note	December 2025	(4,306)	(470,195)	1,359
Euro-Bobl	December 2025	(1,520)	(210,239)	35
Euro-Bund	December 2025	(1,249)	(188,534)	(532)
Euro-Schatz	December 2025	(2)	(251)	—
Long U.S. Treasury Bond	December 2025	(76)	(8,861)	17
				630
				8,813

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	CAD	535	USD	390	—	(3)
HSBC Bank plc	12/17/2025	EUR	12,332	USD	14,599	—	(55)
State Street Bank & Trust Co.	12/17/2025	EUR	3,292	USD	3,875	7	—
JPMorgan Chase Bank, N.A.	12/17/2025	EUR	1,326	USD	1,568	—	(4)
Morgan Stanley Capital Services Inc.	12/17/2025	HKD	269,495	USD	34,701	—	(14)
State Street Bank & Trust Co.	12/17/2025	PLN	57,746	USD	15,867	—	(1)
Bank of America, N.A.	12/17/2025	USD	23,256	CZK	481,604	—	(16)
Goldman Sachs & Co.	12/17/2025	USD	828	CZK	17,072	3	—
BNP Paribas	12/17/2025	USD	534,349	EUR	453,520	—	(518)
State Street Bank & Trust Co.	12/17/2025	USD	80,468	EUR	67,923	362	—
UBS AG	12/17/2025	USD	5,150	EUR	4,365	2	—
State Street Bank & Trust Co.	12/17/2025	USD	1,155	EUR	979	—	—
Toronto-Dominion Bank	12/17/2025	USD	522	EUR	443	—	(1)
Goldman Sachs & Co.	12/17/2025	USD	592	HUF	197,019	2	—
State Street Bank & Trust Co.	12/17/2025	USD	21,326	IDR	351,541,161	303	—
Standard Chartered Bank	12/17/2025	USD	47,225	MXN	881,250	—	(494)
Barclays Bank plc	12/17/2025	USD	1,099	MXN	20,371	—	(4)
						679	(1,110)
CAD—Canadian dollar.
CZK—Czech koruna.
EUR—euro.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
MXN—Mexican peso.
PLN—Polish zloty.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Argentina	12/21/2030	USD	11,185	5.000	(3,618)	195
Republic of Indonesia	12/21/2030	USD	76,654	1.000	677	(187)
Republic of Turkiye	12/21/2030	USD	107,284	1.000	(7,453)	146
					(10,394)	154
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

9

Emerging Markets Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/22/2027	BANA	14,440	1.000	(50)	(294)	244	—

Credit Protection Purchased
Federative Republic of Brazil	12/21/2030	GSI	32,807	(1.000)	541	604	—	(63)
Republic of Malaysia	12/21/2030	JPMC	15,030	(1.000)	(412)	(423)	11	—
Republic of Panama	12/21/2029	MSCS	15,699	(1.000)	75	397	—	(322)
					204	578	11	(385)
					154	284	255	(385)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,526 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/18/2030	N/A	68,000,000[1]	2.482[2]	(2.570)[3]	(318)	(318)
6/18/2030	N/A	26,000,000[1]	2.382[2]	(2.570)[3]	(205)	(205)
9/18/2030	N/A	1,090,525[4]	3.589[5]	(3.470)[6]	(792)	(774)
6/18/2035	N/A	32,000[7]	5.040[8]	(4.415)[5]	72	73
9/19/2035	N/A	105,000[7]	4.610[8]	(4.400)[5]	254	268
					(989)	(956)
1	Notional amount denominated in Korean won.
2	Interest payment received/paid quarterly.
3	Based on 3-month Korean won (KRW) Certificate of Deposit Rate as of the most recent reset date. Interest payment received/paid quarterly.
4	Notional amount denominated in Czech koruna.
5	Interest payment received/paid annually.
6	Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semiannually.
7	Notional amount denominated in Polish zloty.
8	Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semiannually.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Emerging Markets Bond Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,646,050)	4,842,730
Affiliated Issuers (Cost $207,339)	207,355
Total Investments in Securities	5,050,085
Investment in Vanguard	122
Cash	4,613
Foreign Currency, at Value (Cost $3,681)	3,643
Receivables for Investment Securities Sold	22,778
Receivables for Accrued Income	64,567
Receivables for Capital Shares Issued	6,690
Swap Premiums Paid	1,001
Variation Margin Receivable—Centrally Cleared Swap Contracts	1,289
Unrealized Appreciation—Forward Currency Contracts	679
Unrealized Appreciation—Over-the-Counter Swap Contracts	255
Total Assets	5,155,722
Liabilities
Payables for Investment Securities Purchased	92,044
Payables for Capital Shares Redeemed	7,732
Payables for Distributions	2,293
Payables to Vanguard	741
Options Written, at Value (Premiums Received $403)	186
Swap Premiums Received	717
Variation Margin Payable—Futures Contracts	1,825
Unrealized Depreciation—Forward Currency Contracts	1,110
Unrealized Depreciation—Over-the-Counter Swap Contracts	385
Total Liabilities	107,033
Net Assets	5,048,689
At September 30, 2025, net assets consisted of:

Paid-in Capital	5,217,194
Total Distributable Earnings (Loss)	(168,505)
Net Assets	5,048,689

Investor Shares—Net Assets
Applicable to 26,867,721 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	282,236
Net Asset Value Per Share—Investor Shares	$10.50

Admiral™ Shares—Net Assets
Applicable to 195,038,994 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,766,453
Net Asset Value Per Share—Admiral Shares	$24.44

See accompanying Notes, which are an integral part of the Financial Statements.
11

Emerging Markets Bond Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Interest[1,2]	304,343
Total Income	304,343
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,234
Management and Administrative—Investor Shares	1,142
Management and Administrative—Admiral Shares	12,014
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Admiral Shares	213
Custodian Fees	106
Auditing Fees	42
Shareholders’ Reports and Proxy Fees—Investor Shares	17
Shareholders’ Reports and Proxy Fees—Admiral Shares	259
Trustees’ Fees and Expenses	3
Other Expenses	22
Total Expenses	16,067
Net Investment Income	288,276
Realized Net Gain (Loss)
Investment Securities Sold[1]	17,037
Futures Contracts	3,270
Options Purchased	(1,881)
Options Written	914
Swap Contracts	(6,270)
Forward Currency Contracts	(14,733)
Foreign Currencies	2,044
Realized Net Gain (Loss)	381
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	84,494
Futures Contracts	10,887
Options Purchased	(1,320)
Options Written	217
Swap Contracts	226
Forward Currency Contracts	6,011
Foreign Currencies	(30)
Change in Unrealized Appreciation (Depreciation)	100,485
Net Increase (Decrease) in Net Assets Resulting from Operations	389,142
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,350, $35, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $151.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Emerging Markets Bond Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	288,276	217,917
Realized Net Gain (Loss)	381	(104,038)
Change in Unrealized Appreciation (Depreciation)	100,485	421,349
Net Increase (Decrease) in Net Assets Resulting from Operations	389,142	535,228
Distributions
Investor Shares	(16,917)	(15,067)
Admiral Shares	(274,726)	(207,874)
Total Distributions	(291,643)	(222,941)
Capital Share Transactions
Investor Shares	30,356	33,812
Admiral Shares	1,275,098	615,487
Net Increase (Decrease) from Capital Share Transactions	1,305,454	649,299
Total Increase (Decrease)	1,402,953	961,586
Net Assets
Beginning of Period	3,645,736	2,684,150
End of Period	5,048,689	3,645,736

See accompanying Notes, which are an integral part of the Financial Statements.
13

Emerging Markets Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.35	$9.34	$8.74	$11.88	$11.73
Investment Operations
Net Investment Income[1]	.671	.679	.594	.470	.386
Net Realized and Unrealized Gain (Loss) on Investments	.152	1.026	.644	(2.929)	.304
Total from Investment Operations	.823	1.705	1.238	(2.459)	.690
Distributions
Dividends from Net Investment Income	(.673)	(.695)	(.638)	(.488)	(.391)
Distributions from Realized Capital Gains	—	—	—	(.193)	(.149)
Total Distributions	(.673)	(.695)	(.638)	(.681)	(.540)
Net Asset Value, End of Period	$10.50	$10.35	$9.34	$8.74	$11.88
Total Return[2]	8.37%	18.88%	14.30%	-21.51%	5.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$282	$248	$193	$170	$348
Ratio of Total Expenses to Average Net Assets	0.52%	0.55%[3]	0.55%[3]	0.55%[3]	0.55%
Ratio of Net Investment Income to Average Net Assets	6.58%	6.87%	6.28%	4.44%	3.21%
Portfolio Turnover Rate	119%	137%	121%	168%	186%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Emerging Markets Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.07	$21.72	$20.33	$27.64	$27.30
Investment Operations
Net Investment Income[1]	1.593	1.613	1.431	1.160	.942
Net Realized and Unrealized Gain (Loss) on Investments	.377	2.388	1.477	(6.844)	.695
Total from Investment Operations	1.970	4.001	2.908	(5.684)	1.637
Distributions
Dividends from Net Investment Income	(1.600)	(1.651)	(1.518)	(1.176)	(.950)
Distributions from Realized Capital Gains	—	—	—	(.450)	(.347)
Total Distributions	(1.600)	(1.651)	(1.518)	(1.626)	(1.297)
Net Asset Value, End of Period	$24.44	$24.07	$21.72	$20.33	$27.64
Total Return[2]	8.62%	19.06%	14.45%	-21.39%	6.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,766	$3,398	$2,491	$1,890	$2,182
Ratio of Total Expenses to Average Net Assets	0.37%	0.40%[3]	0.40%[3]	0.40%[3]	0.40%
Ratio of Net Investment Income to Average Net Assets	6.72%	7.01%	6.49%	4.81%	3.37%
Portfolio Turnover Rate	119%	137%	121%	168%	186%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Bond Fund
Notes to Financial Statements
Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended September 30, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 16% and 19% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security
16

Emerging Markets Bond Fund
for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2025, the fund’s average investment in forward currency contracts represented 21% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended September 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.
17

Emerging Markets Bond Fund
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

Emerging Markets Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	292,944	—	292,944
Corporate Bonds	—	916,037	—	916,037
Sovereign Bonds	—	3,632,250	—	3,632,250
Temporary Cash Investments	207,355	—	—	207,355
Options Purchased	961	538	—	1,499
Total	208,316	4,841,769	—	5,050,085
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,594	—	—	9,594
Forward Currency Contracts	—	679	—	679
Swap Contracts[1]	—	937	—	937
Total	9,594	1,616	—	11,210
Liabilities
Options Written	—	(186)	—	(186)
Futures Contracts[1]	(781)	—	—	(781)
Forward Currency Contracts	—	(1,110)	—	(1,110)
Swap Contracts[1]	—	(1,869)	—	(1,869)
Total	(781)	(3,165)	—	(3,946)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	961	538	—	1,499
Swap Premiums Paid	—	—	1,001	1,001
Unrealized Appreciation—Futures Contracts[1]	9,594	—	—	9,594
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	341	—	341	682
Unrealized Appreciation—Forward Currency Contracts	—	679	—	679
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	255	255
Total Assets	10,896	1,217	1,597	13,710

Options Written, at Value	—	(186)	—	(186)
Swap Premiums Received	—	—	(717)	(717)
Unrealized Depreciation—Futures Contracts[1]	(781)	—	—	(781)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(1,297)	—	(187)	(1,484)
Unrealized Depreciation—Forward Currency Contracts	—	(1,110)	—	(1,110)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(385)	(385)
Total Liabilities	(2,078)	(1,296)	(1,289)	(4,663)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
19

Emerging Markets Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	3,270	—	—	3,270
Options Purchased	(522)	(1,359)	—	(1,881)
Options Written	(303)	1,217	—	914
Swap Contracts	(11,788)	—	5,518	(6,270)
Forward Currency Contracts	—	(14,733)	—	(14,733)
Realized Net Gain (Loss) on Derivatives	(9,343)	(14,875)	5,518	(18,700)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10,887	—	—	10,887
Options Purchased	(98)	(1,222)	—	(1,320)
Options Written	—	217	—	217
Swap Contracts	442	—	(216)	226
Forward Currency Contracts	—	6,011	—	6,011
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,231	5,006	(216)	16,021
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	171,776
Capital Loss Carryforwards	(335,677)
Qualified Late-Year Losses	(2,311)
Other Temporary Differences	(2,293)
Total	(168,505)
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	291,643	222,941
Long-Term Capital Gains	—	—
Total	291,643	222,941
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,877,072
Gross Unrealized Appreciation	216,442
Gross Unrealized Depreciation	(44,667)
Net Unrealized Appreciation (Depreciation)	171,775
20

Emerging Markets Bond Fund
F.	During the year ended September 30, 2025, the fund purchased $5,713,121,000 of investment securities and sold $4,605,814,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $403,257,000 and $208,206,000, respectively.
G.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	170,919	16,760	176,805	17,861
Issued in Lieu of Cash Distributions	14,769	1,452	13,097	1,326
Redeemed	(155,332)	(15,323)	(156,090)	(15,886)
Net Increase (Decrease)—Investor Shares	30,356	2,889	33,812	3,301
Admiral Shares
Issued	2,070,588	87,600	1,217,936	52,895
Issued in Lieu of Cash Distributions	244,564	10,328	179,491	7,811
Redeemed	(1,040,054)	(44,031)	(781,940)	(34,234)
Net Increase (Decrease)—Admiral Shares	1,275,098	53,897	615,487	26,472
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Bond Fund (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
22

Tax information (unaudited)
The fund hereby designates for the fiscal year $18,338,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 99.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q14310 112025
23

Financial Statements
For the period ended September 30, 2025
Vanguard Short Duration Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Short Duration Bond ETF
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (36.2%)
U.S. Government Securities (27.9%)
	United States Treasury Note/Bond	1.125%	10/31/2026	452	440
	United States Treasury Note/Bond	4.375%	12/15/2026	1,268	1,278
	United States Treasury Note/Bond	1.500%	1/31/2027	150	146
[1,2]	United States Treasury Note/Bond	4.125%	1/31/2027	1,746	1,755
	United States Treasury Note/Bond	1.125%	2/28/2027	507	489
	United States Treasury Note/Bond	1.875%	2/28/2027	1,313	1,280
	United States Treasury Note/Bond	4.125%	2/28/2027	1,140	1,147
	United States Treasury Note/Bond	4.250%	3/15/2027	3,200	3,226
	United States Treasury Note/Bond	2.750%	4/30/2027	1,229	1,212
	United States Treasury Note/Bond	4.500%	5/15/2027	1,627	1,648
	United States Treasury Note/Bond	4.375%	7/15/2027	922	934
	United States Treasury Note/Bond	3.750%	8/15/2027	1,314	1,317
	United States Treasury Note/Bond	3.875%	10/15/2027	762	766
	United States Treasury Note/Bond	1.125%	2/29/2028	202	190
	United States Treasury Note/Bond	1.250%	3/31/2028	197	186
	United States Treasury Note/Bond	3.750%	4/15/2028	475	476
	United States Treasury Note/Bond	2.875%	5/15/2028	170	167
	United States Treasury Note/Bond	1.250%	6/30/2028	266	249
	United States Treasury Note/Bond	1.000%	7/31/2028	404	376
	United States Treasury Note/Bond	1.125%	8/31/2028	390	363
	United States Treasury Note/Bond	1.250%	9/30/2028	406	379
	United States Treasury Note/Bond	4.875%	10/31/2028	470	487
	United States Treasury Note/Bond	1.500%	11/30/2028	418	391
	United States Treasury Note/Bond	4.375%	11/30/2028	602	615
	United States Treasury Note/Bond	1.375%	12/31/2028	411	383
	United States Treasury Note/Bond	4.000%	1/31/2029	66	67
	United States Treasury Note/Bond	1.875%	2/28/2029	708	668
	United States Treasury Note/Bond	4.250%	2/28/2029	600	611
	United States Treasury Note/Bond	4.625%	4/30/2029	763	787
	United States Treasury Note/Bond	2.750%	5/31/2029	33	32
	United States Treasury Note/Bond	4.500%	5/31/2029	200	206
	United States Treasury Note/Bond	4.000%	7/31/2029	400	404
	United States Treasury Note/Bond	3.625%	8/31/2029	459	458
	United States Treasury Note/Bond	1.750%	11/15/2029	49	45
	United States Treasury Note/Bond	3.875%	11/30/2029	20	20
	United States Treasury Note/Bond	4.125%	11/30/2029	410	417
	United States Treasury Note/Bond	1.500%	2/15/2030	369	336
	United States Treasury Note/Bond	4.000%	2/28/2030	246	249
	United States Treasury Note/Bond	4.000%	3/31/2030	313	317
	United States Treasury Note/Bond	0.625%	5/15/2030	600	521
	United States Treasury Note/Bond	3.875%	6/30/2030	1,100	1,107
	United States Treasury Note/Bond	3.875%	7/31/2030	200	201
					26,346
Conventional Mortgage-Backed Securities (8.3%)
[3,4]	Ginnie Mae	5.500%	10/15/2054	750	756
[3,4]	Ginnie Mae	6.000%	10/15/2054	800	814
[3,4]	Ginnie Mae	6.500%	10/15/2054	450	462
[3,4]	Ginnie Mae	7.000%	10/15/2054	120	123
[3,4,5]	UMBS Pool	1.500%	10/16/2040	425	380
[3,4,5]	UMBS Pool	2.000%	10/16/2040	725	667
[3,4,5]	UMBS Pool	2.500%	10/16/2040	350	329
[3,4,5]	UMBS Pool	3.000%	10/16/2040	150	144
[3,4,5]	UMBS Pool	4.500%	10/15/2039	135	135
[3,4,5]	UMBS Pool	5.000%	10/15/2039	135	137
[3,4,5]	UMBS Pool	5.500%	10/15/2039–10/15/2054	400	405
[3,4,5]	UMBS Pool	6.000%	10/15/2054	2,050	2,094
[3,4,5]	UMBS Pool	6.500%	10/15/2054	1,200	1,240

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,5]	UMBS Pool	7.000%	10/15/2054	200	209
					7,895
Total U.S. Government and Agency Obligations (Cost $34,190)					34,241
Asset-Backed/Commercial Mortgage-Backed Securities (13.3%)
[3,6]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	310	309
[3,6]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	140	140
[3,4,6]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2030	140	138
[3,4,6]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2030	100	97
[3,6]	AutoNation Finance Trust Class B Series 2025-1A	5.030%	8/12/2030	300	306
[3,6]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	300	306
[3,6,7]	Basswood Park CLO Ltd. Class BR Series 2021-1A	5.523%	4/20/2034	100	100
[3,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	410	428
[3,6,7]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA	5.204%	10/20/2038	100	100
[3,6,7]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	100	99
[3,6]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	220	208
[3,6,7]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.489%	8/16/2029	160	160
[3]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	200	206
[3,6,7]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	200	202
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	350	346
[3,6]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	250	253
[3,6]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	375	378
[3,6]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	300	302
[3,6]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	399	396
[3]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	380	380
[3,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	389	389
[3,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	353	354
[3,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	80	80
[3,6]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/2035	200	203
[3,6]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	265	266
[3,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	340	341
[3]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	50	50
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2025-A	4.790%	2/15/2033	400	409
[3]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	400	407
[3,6]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	140	142
[3,6]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	375	379
[3,6]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	250	253
[3,6]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	100	95
[3,6]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	150	150
[3,6]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	316	319
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	193	194
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	310	312
[3,6]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	375	378
[3,6]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	172	173
[3,6]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	330	338
[3,6]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	200	203
[3,6]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	280	281
[3,6]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	40	40
[3,6]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	60	60
[3,6]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	200	203
[3,6]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	150	149
[3,6]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	180	180
[3,6]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	250	250
[3,6]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	320	322
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	350	354
[3,6]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	100	99
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	300	296
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,517)					12,624
Corporate Bonds (49.8%)
Communications (4.0%)
[6]	AMC Networks Inc.	10.250%	1/15/2029	30	32
	AMC Networks Inc.	4.250%	2/15/2029	71	62
[6]	AMC Networks Inc.	10.500%	7/15/2032	25	26
	AT&T Inc.	4.700%	8/15/2030	110	112

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Cable One Inc.	4.000%	11/15/2030	200	170
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	140	139
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	90	85
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	170	167
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	97	97
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	300	279
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	200	203
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	850	892
[6]	CSC Holdings LLC	11.250%	5/15/2028	140	130
[6]	CSC Holdings LLC	11.750%	1/31/2029	30	25
[6]	CSC Holdings LLC	4.500%	11/15/2031	40	26
[6]	Directv Financing LLC	8.875%	2/1/2030	15	15
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	70	70
[6]	DISH Network Corp.	11.750%	11/15/2027	246	260
[6]	Midcontinent Communications	8.000%	8/15/2032	80	82
	Paramount Global	2.900%	1/15/2027	155	152
	Telefonica Emisiones SA	4.103%	3/8/2027	125	125
	T-Mobile USA Inc.	2.625%	2/15/2029	200	190
	T-Mobile USA Inc.	3.875%	4/15/2030	150	147
	Uber Technologies Inc.	4.150%	1/15/2031	80	79
[6]	Univision Communications Inc.	8.500%	7/31/2031	70	72
[6]	Univision Communications Inc.	9.375%	8/1/2032	5	5
	Verizon Communications Inc.	4.016%	12/3/2029	100	99
					3,741
Consumer Discretionary (4.6%)
[6]	Advance Auto Parts Inc.	7.000%	8/1/2030	57	59
[6]	Advance Auto Parts Inc.	7.375%	8/1/2033	7	7
	American Honda Finance Corp.	4.550%	7/9/2027	75	76
	AutoZone Inc.	3.750%	6/1/2027	200	199
	AutoZone Inc.	3.750%	4/18/2029	105	103
	Bath & Body Works Inc.	7.500%	6/15/2029	190	195
[6]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	80	86
[6]	Belron UK Finance plc	5.750%	10/15/2029	60	61
[6]	BMW US Capital LLC	4.150%	8/11/2027	30	30
[6]	BMW US Capital LLC	4.500%	8/11/2030	55	55
[6]	Carnival Corp.	5.125%	5/1/2029	15	15
[6]	Carnival Corp.	5.875%	6/15/2031	10	10
[6]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	128	132
[6]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	5	5
[6]	ERAC USA Finance LLC	5.000%	2/15/2029	105	108
[6]	Flutter Treasury DAC	5.875%	6/4/2031	155	157
	General Motors Co.	5.350%	4/15/2028	150	154
	General Motors Co.	5.400%	10/15/2029	100	103
	General Motors Financial Co. Inc.	5.400%	5/8/2027	335	341
	General Motors Financial Co. Inc.	6.000%	1/9/2028	350	363
	General Motors Financial Co. Inc.	4.300%	4/6/2029	100	99
	General Motors Financial Co. Inc.	4.900%	10/6/2029	85	86
	General Motors Financial Co. Inc.	5.450%	7/15/2030	200	206
[4,6]	Gildan Activewear Inc.	4.700%	10/7/2030	25	25
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	45	46
[6]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	50	50
	Lowe's Cos. Inc.	3.950%	10/15/2027	130	130
	Lowe's Cos. Inc.	4.000%	10/15/2028	75	75
	Lowe's Cos. Inc.	4.250%	3/15/2031	220	219
[6]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	5	5
[6]	NCL Corp. Ltd.	7.750%	2/15/2029	20	21
[6]	NCL Corp. Ltd.	5.875%	1/15/2031	15	15
[6]	Newell Brands Inc.	8.500%	6/1/2028	35	37
	Newell Brands Inc.	6.625%	9/15/2029	80	81
	Newell Brands Inc.	6.375%	5/15/2030	40	40
[6]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	10	10
[6]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	15	15
[6]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	75	79
[4,6]	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.	6.250%	10/15/2030	5	5
[6]	Stellantis Finance US Inc.	5.625%	1/12/2028	375	381
[6]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	200
[6]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	200	200
[6]	Vail Resorts Inc.	5.625%	7/15/2030	10	10

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Whirlpool Corp.	6.125%	6/15/2030	50	50
					4,344
Consumer Staples (3.9%)
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.875%	2/15/2028	130	130
	BAT Capital Corp.	3.557%	8/15/2027	260	257
	BAT Capital Corp.	2.259%	3/25/2028	10	10
	BAT Capital Corp.	4.906%	4/2/2030	270	275
	BAT Capital Corp.	6.343%	8/2/2030	75	81
	BAT International Finance plc	5.931%	2/2/2029	100	105
	Conagra Brands Inc.	4.850%	11/1/2028	50	51
	Constellation Brands Inc.	4.800%	5/1/2030	70	71
[6]	Energizer Holdings Inc.	4.375%	3/31/2029	50	48
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	50	47
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	30	30
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5	5
	Kroger Co.	4.500%	1/15/2029	151	153
	Kroger Co.	2.200%	5/1/2030	15	14
[6]	Mars Inc.	4.600%	3/1/2028	450	456
[6]	Mars Inc.	4.550%	4/20/2028	20	20
[6]	Opal Bidco SAS	6.500%	3/31/2032	120	123
[6]	Performance Food Group Inc.	5.500%	10/15/2027	20	20
	Philip Morris International Inc.	4.375%	11/1/2027	53	53
	Philip Morris International Inc.	4.875%	2/13/2029	175	179
	Philip Morris International Inc.	3.375%	8/15/2029	200	194
	Philip Morris International Inc.	4.625%	11/1/2029	250	254
	Philip Morris International Inc.	5.625%	11/17/2029	150	158
	Philip Morris International Inc.	5.125%	2/15/2030	151	156
	Philip Morris International Inc.	4.375%	4/30/2030	350	352
	Tyson Foods Inc.	3.550%	6/2/2027	75	74
	Tyson Foods Inc.	4.350%	3/1/2029	395	395
	Tyson Foods Inc.	5.400%	3/15/2029	10	10
					3,721
Energy (3.5%)
[6]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	170	170
[6]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	85	85
[6]	Chord Energy Corp.	6.000%	10/1/2030	10	10
[6]	Civitas Resources Inc.	8.750%	7/1/2031	42	43
[6]	Civitas Resources Inc.	9.625%	6/15/2033	72	76
	Coterra Energy Inc.	3.900%	5/15/2027	150	149
	Coterra Energy Inc.	4.375%	3/15/2029	50	50
	DCP Midstream Operating LP	5.625%	7/15/2027	70	71
	DCP Midstream Operating LP	5.125%	5/15/2029	50	51
	Ecopetrol SA	4.625%	11/2/2031	50	45
	Enbridge Inc.	4.250%	12/1/2026	53	53
	Enbridge Inc.	3.125%	11/15/2029	100	95
	Energy Transfer LP	5.250%	4/15/2029	48	49
	Energy Transfer LP	4.150%	9/15/2029	100	99
	EQT Corp.	4.500%	1/15/2029	70	70
[6]	Excelerate Energy LP	8.000%	5/15/2030	160	170
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	315	286
	Helmerich & Payne Inc.	4.850%	12/1/2029	53	53
	Kinder Morgan Inc.	5.100%	8/1/2029	70	72
	MPLX LP	4.800%	2/15/2029	50	51
	Occidental Petroleum Corp.	5.000%	8/1/2027	35	35
	ONEOK Inc.	4.550%	7/15/2028	100	101
	ONEOK Inc.	4.350%	3/15/2029	105	105
	OQ SAOC	5.125%	5/6/2028	300	303
	Petrobras Global Finance BV	5.125%	9/10/2030	35	35
[3]	Petroleos Mexicanos	8.750%	6/2/2029	200	215
[6]	Rockies Express Pipeline LLC	4.950%	7/15/2029	30	30
[6]	Sunoco LP	5.625%	3/15/2031	25	25
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	40	40
	Targa Resources Corp.	6.150%	3/1/2029	85	90
[6]	Transocean Inc.	8.250%	5/15/2029	50	49
	Uzbekneftegaz JSC	8.750%	5/7/2030	200	214
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	100	96
[6]	Venture Global LNG Inc.	8.375%	6/1/2031	100	105
[6]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	70	74

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Weatherford International Ltd.	6.750%	10/15/2033	10	10
					3,275
Financials (16.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	100	99
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	50	52
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	100	96
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	250	252
	Ally Financial Inc.	5.737%	5/15/2029	50	51
[6]	Athene Global Funding	5.349%	7/9/2027	70	71
[6]	Athene Global Funding	4.830%	5/9/2028	200	202
	Banco Santander SA	4.250%	4/11/2027	75	75
	Banco Santander SA	6.607%	11/7/2028	340	364
	Banco Santander SA	5.538%	3/14/2030	100	104
	Bank of America Corp.	2.087%	6/14/2029	50	47
	Bank of America Corp.	3.194%	7/23/2030	620	597
	Blackstone Secured Lending Fund	5.350%	4/13/2028	75	76
	Blackstone Secured Lending Fund	5.300%	6/30/2030	26	26
[6]	Block Inc.	5.625%	8/15/2030	60	61
	Brown & Brown Inc.	4.700%	6/23/2028	17	17
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	150	152
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	128	133
	Capital One Financial Corp.	5.463%	7/26/2030	65	67
[6]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	250	257
	Citigroup Inc.	4.786%	3/4/2029	125	127
	Citigroup Inc.	4.952%	5/7/2031	325	331
	Citigroup Inc.	4.503%	9/11/2031	219	219
	Citizens Financial Group Inc.	5.253%	3/5/2031	50	51
	Corebridge Financial Inc.	6.875%	12/15/2052	70	72
	Deutsche Bank AG	2.552%	1/7/2028	150	147
	Deutsche Bank AG	5.373%	1/10/2029	450	460
	Deutsche Bank AG	6.819%	11/20/2029	160	171
	Deutsche Bank AG	5.297%	5/9/2031	100	102
	Deutsche Bank AG	4.950%	8/4/2031	150	151
[6]	Fair Isaac Corp.	4.000%	6/15/2028	230	224
	Fifth Third Bancorp	4.055%	4/25/2028	106	106
[6]	Global Atlantic Fin Co.	3.125%	6/15/2031	26	24
	HSBC Holdings plc	5.240%	5/13/2031	200	206
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	185	186
	Huntington National Bank	4.552%	5/17/2028	200	201
	Huntington National Bank	5.650%	1/10/2030	100	105
	JPMorgan Chase & Co.	6.070%	10/22/2027	75	77
	JPMorgan Chase & Co.	4.979%	7/22/2028	100	102
	JPMorgan Chase & Co.	4.505%	10/22/2028	100	101
	JPMorgan Chase & Co.	6.087%	10/23/2029	200	211
	JPMorgan Chase & Co.	5.012%	1/23/2030	181	185
	Lloyds Banking Group plc	3.574%	11/7/2028	200	197
	M&T Bank Corp.	4.553%	8/16/2028	285	287
	M&T Bank Corp.	5.179%	7/8/2031	85	87
	M&T Bank Corp.	5.400%	7/30/2035	39	39
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	200	195
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	100	103
	Morgan Stanley	6.407%	11/1/2029	75	80
	Morgan Stanley	5.173%	1/16/2030	75	77
	Morgan Stanley	5.042%	7/19/2030	50	51
	Morgan Stanley Bank NA	4.952%	1/14/2028	600	606
	Morgan Stanley Bank NA	5.016%	1/12/2029	477	486
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	350	352
	OneMain Finance Corp.	6.625%	5/15/2029	20	21
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	275	275
[6]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	160	170
	Prudential Financial Inc.	4.500%	9/15/2047	70	69
	Regions Financial Corp.	1.800%	8/12/2028	250	234
	Regions Financial Corp.	5.722%	6/6/2030	300	313
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	125	123
[6]	Rocket Cos. Inc.	6.125%	8/1/2030	200	205
	Royal Bank of Canada	4.522%	10/18/2028	106	107
	Royal Bank of Canada	4.965%	1/24/2029	100	102

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	4.650%	10/18/2030	50	51
	Santander UK Group Holdings plc	6.534%	1/10/2029	350	366
	Santander UK Group Holdings plc	4.320%	9/22/2029	200	199
	Santander UK Group Holdings plc	4.858%	9/11/2030	250	253
	Sixth Street Lending Partners	5.750%	1/15/2030	10	10
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	35	36
	State Street Corp.	4.834%	4/24/2030	60	62
	Suci Second Investment Co.	4.375%	9/10/2027	930	931
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	100	103
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	100	96
	Synovus Financial Corp.	6.168%	11/1/2030	35	36
	Toronto-Dominion Bank	4.783%	12/17/2029	100	102
	Truist Financial Corp.	5.071%	5/20/2031	60	62
	UBS AG	4.864%	1/10/2028	250	252
[6]	UBS Group AG	4.151%	12/23/2029	200	200
[6]	UBS Group AG	5.428%	2/8/2030	275	284
[6]	UBS Group AG	4.398%	9/23/2031	200	199
	US Bancorp	5.384%	1/23/2030	85	88
	US Bank NA	4.730%	5/15/2028	350	353
	Verisk Analytics Inc.	4.500%	8/15/2030	39	39
	Wells Fargo & Co.	4.970%	4/23/2029	100	102
	Wells Fargo & Co.	5.244%	1/24/2031	200	207
	Wells Fargo & Co.	5.150%	4/23/2031	100	103
					15,126
Health Care (2.2%)
[6]	1261229 BC Ltd.	10.000%	4/15/2032	85	87
	Amgen Inc.	1.650%	8/15/2028	5	5
	Baxter International Inc.	2.272%	12/1/2028	200	188
	Becton Dickinson & Co.	2.823%	5/20/2030	18	17
	Centene Corp.	3.375%	2/15/2030	25	23
[6]	Charles River Laboratories International Inc.	3.750%	3/15/2029	45	43
	CVS Health Corp.	1.300%	8/21/2027	65	62
	CVS Health Corp.	5.000%	1/30/2029	275	280
	CVS Health Corp.	5.400%	6/1/2029	165	171
	CVS Health Corp.	5.125%	2/21/2030	220	226
	CVS Health Corp.	1.750%	8/21/2030	85	75
[6]	DaVita Inc.	4.625%	6/1/2030	10	10
	Elevance Health Inc.	4.000%	9/15/2028	130	129
	Elevance Health Inc.	2.250%	5/15/2030	25	23
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	35	36
	HCA Inc.	3.125%	3/15/2027	53	52
	HCA Inc.	3.375%	3/15/2029	75	73
	HCA Inc.	3.500%	9/1/2030	35	33
[6]	IQVIA Inc.	6.250%	6/1/2032	10	10
[6]	Medline Borrower LP	5.250%	10/1/2029	65	64
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	203
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	28	27
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	35	36
	UnitedHealth Group Inc.	4.400%	6/15/2028	10	10
	UnitedHealth Group Inc.	4.250%	1/15/2029	65	65
	UnitedHealth Group Inc.	4.800%	1/15/2030	35	36
	UnitedHealth Group Inc.	2.000%	5/15/2030	30	27
	UnitedHealth Group Inc.	4.650%	1/15/2031	30	30
					2,041
Industrials (3.5%)
[6]	Air Canada	3.875%	8/15/2026	380	376
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	20	21
[6]	Allison Transmission Inc.	5.875%	6/1/2029	40	40
[6]	American Airlines Inc.	8.500%	5/15/2029	20	21
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	5	5
	Boeing Co.	5.040%	5/1/2027	53	54
	Boeing Co.	6.259%	5/1/2027	308	317
	Boeing Co.	3.250%	2/1/2028	50	49
	Boeing Co.	3.200%	3/1/2029	605	584
	Boeing Co.	6.298%	5/1/2029	541	574
	Boeing Co.	5.150%	5/1/2030	57	58
[6]	BWX Technologies Inc.	4.125%	6/30/2028	65	63
[6]	BWX Technologies Inc.	4.125%	4/15/2029	150	145
[6]	Clean Harbors Inc.	4.875%	7/15/2027	150	150

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.250%	3/15/2029	110	110
[6]	Garda World Security Corp.	8.250%	8/1/2032	15	16
[6]	Garda World Security Corp.	8.375%	11/15/2032	25	26
[6]	Gates Corp.	6.875%	7/1/2029	75	78
[6]	Herc Holdings Inc.	7.000%	6/15/2030	20	21
[6]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	30	30
	John Deere Capital Corp.	4.550%	6/5/2030	100	102
	Northrop Grumman Corp.	4.650%	7/15/2030	135	137
	Regal Rexnord Corp.	6.300%	2/15/2030	20	21
	RTX Corp.	7.500%	9/15/2029	75	84
[6]	TransDigm Inc.	6.750%	8/15/2028	150	153
[6]	TransDigm Inc.	6.375%	5/31/2033	40	41
[6]	United Airlines Inc.	4.375%	4/15/2026	70	70
					3,346
Materials (3.3%)
[6]	Alcoa Nederland Holding BV	5.500%	12/15/2027	150	149
[6]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	30	30
[6]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	280	279
[6]	Chemours Co.	5.750%	11/15/2028	90	88
[6]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	70	68
[6]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	30	31
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	200	197
	CRH SMW Finance DAC	5.200%	5/21/2029	200	206
	CRH SMW Finance DAC	5.125%	1/9/2030	50	51
	Eastman Chemical Co.	5.000%	8/1/2029	100	102
[6]	Element Solutions Inc.	3.875%	9/1/2028	70	68
	Freeport-McMoRan Inc.	4.625%	8/1/2030	128	127
[6]	Georgia-Pacific LLC	4.400%	6/30/2028	60	61
[6]	Glencore Funding LLC	5.371%	4/4/2029	100	103
[6]	Graphic Packaging International LLC	4.750%	7/15/2027	340	338
[6]	Hudbay Minerals Inc.	4.500%	4/1/2026	50	50
[6]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	15	15
[6]	JH North America Holdings Inc.	5.875%	1/31/2031	50	51
[6]	Magnera Corp.	4.750%	11/15/2029	205	181
[6]	Olympus Water US Holding Corp.	9.750%	11/15/2028	250	262
[4,6]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	40
[6]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	190	190
[6]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	20	20
[6]	SNF Group SACA	3.125%	3/15/2027	210	205
[6]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	10	10
[6]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
[6]	Trivium Packaging Finance BV	8.250%	7/15/2030	20	21
[6]	Trivium Packaging Finance BV	12.250%	1/15/2031	30	33
[6]	Tronox Inc.	9.125%	9/30/2030	65	64
[6]	WR Grace Holdings LLC	5.625%	8/15/2029	80	74
					3,124
Real Estate (1.5%)
	American Homes 4 Rent LP	4.250%	2/15/2028	13	13
	American Tower Corp.	3.550%	7/15/2027	100	99
	American Tower Corp.	5.800%	11/15/2028	100	104
	American Tower Corp.	5.200%	2/15/2029	100	103
	Brandywine Operating Partnership LP	8.875%	4/12/2029	15	16
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
[4]	COPT Defense Properties LP	4.500%	10/15/2030	12	12
	Digital Realty Trust LP	3.600%	7/1/2029	400	390
	Extra Space Storage LP	3.900%	4/1/2029	70	69
	Healthpeak OP LLC	3.500%	7/15/2029	47	46
	Highwoods Realty LP	4.200%	4/15/2029	4	4
	Hudson Pacific Properties LP	3.950%	11/1/2027	10	10
	Hudson Pacific Properties LP	5.950%	2/15/2028	110	109
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	85	62
[6]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	45	48
	Rexford Industrial Realty LP	5.000%	6/15/2028	75	76
	SBA Communications Corp.	3.875%	2/15/2027	110	108
	Service Properties Trust	5.500%	12/15/2027	70	69
[6]	Service Properties Trust	0.000%	9/30/2028	85	75
					1,418

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Technology (4.1%)
[6]	Cloud Software Group Inc.	6.500%	3/31/2029	5	5
	Cotiviti Corp.	7.625%	5/1/2031	100	100
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	150	152
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	556	555
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	150	161
[4]	Dell International LLC / EMC Corp.	4.500%	2/15/2031	257	257
[6]	Entegris Inc.	4.375%	4/15/2028	40	39
[6]	Foundry JV Holdco LLC	5.900%	1/25/2030	652	687
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	105	105
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	30	30
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	91	91
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	62	62
[6]	Imola Merger Corp.	4.750%	5/15/2029	60	59
	Intel Corp.	3.150%	5/11/2027	178	175
	Intel Corp.	4.000%	8/5/2029	150	148
	Intel Corp.	3.900%	3/25/2030	260	255
[6]	Kioxia Holdings Corp.	6.250%	7/24/2030	55	56
[6]	Kioxia Holdings Corp.	6.625%	7/24/2033	5	5
[6]	McAfee Corp.	7.375%	2/15/2030	150	139
[6]	Rocket Software Inc.	9.000%	11/28/2028	120	124
	Roper Technologies Inc.	4.250%	9/15/2028	24	24
	Roper Technologies Inc.	4.450%	9/15/2030	25	25
[6]	SS&C Technologies Inc.	5.500%	9/30/2027	110	110
	Texas Instruments Inc.	4.500%	5/23/2030	250	254
	VMware LLC	3.900%	8/21/2027	100	100
	Workday Inc.	3.500%	4/1/2027	135	134
	X Corp.	9.500%	10/26/2029	45	45
					3,897
Utilities (3.2%)
	Ameren Corp.	5.700%	12/1/2026	106	108
	Ameren Corp.	5.000%	1/15/2029	350	358
	Appalachian Power Co.	3.300%	6/1/2027	250	246
	Arizona Public Service Co.	2.600%	8/15/2029	100	94
[6]	Calpine Corp.	4.500%	2/15/2028	40	40
	Dominion Energy Inc.	6.875%	2/1/2055	160	168
	DTE Energy Co.	4.875%	6/1/2028	100	102
	DTE Energy Co.	5.100%	3/1/2029	100	102
[6]	Enel Finance International NV	4.125%	9/30/2028	210	209
	Exelon Corp.	4.050%	4/15/2030	100	99
[6]	Jersey Central Power & Light Co.	4.150%	1/15/2029	15	15
[6]	Jersey Central Power & Light Co.	4.400%	1/15/2031	20	20
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	190	192
	NiSource Inc.	3.490%	5/15/2027	150	149
	NiSource Inc.	5.250%	3/30/2028	35	36
[6]	Ohio Edison Co.	4.950%	12/15/2029	130	133
[6]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	50	49
	Pinnacle West Capital Corp.	4.900%	5/15/2028	30	30
[6]	PSEG Power LLC	5.200%	5/15/2030	75	77
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	35	36
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	400	351
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	30	30
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	10	10
	WEC Energy Group Inc.	5.150%	10/1/2027	150	153
[6]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	50	49
[6]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	150	154
					3,010
Total Corporate Bonds (Cost $46,596)					47,043
Floating Rate Loan Interests (1.4%)
[7]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.575%	5/28/2032	30	30
[7]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.413%	9/19/2030	85	84
[7]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.413%	1/15/2031	200	200
[7]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	7.308%	9/12/2032	10	10
[7]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.500%	7.705%	8/30/2032	5	5
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.913%	1/28/2032	120	120
[7]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.250%	7.252%	8/13/2032	31	31
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.163%	4/23/2031	40	40
[7]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.711%	8/15/2030	6	6

Short Duration Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.711%	8/15/2030	1	1
[7,8]	Froneri Lux Finco Sarl	—%	8/2/2032	5	5
[7]	Gryphon Acquire Newco LLC Term Loan B, TSFR6M + 3.000%	6.879%	9/13/2032	80	80
[7,8]	Lavender Dutch Borrower Co. BV	—%	9/27/2032	25	25
[7]	Opal Bidco SAS Term Loan B, TSFR3M + 3.250%	7.252%	4/28/2032	100	100
[7,8]	Orion US Finco Inc.	—%	5/20/2032	175	176
[7,8]	Qnity Electronics Inc.	—%	8/12/2032	5	5
[7]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.913%	11/28/2028	1	1
[7]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.500%	6.700%	7/9/2032	90	91
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	50	51
[7]	UKG Inc. Term Loan B, TSFR3M + 2.500%	6.810%	2/10/2031	230	230
Total Floating Rate Loan Interests (Cost $1,285)					1,291
Sovereign Bonds (6.6%)
	Arab Republic of Egypt	5.875%	2/16/2031	200	186
	Baiterek National Managing Holding JSC	5.450%	5/8/2028	200	204
	Dominican Republic	5.950%	1/25/2027	200	204
	Dominican Republic	5.500%	2/22/2029	400	408
[6]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	200	203
	Federative Republic of Brazil	4.625%	1/13/2028	200	200
	Kingdom of Morocco	2.375%	12/15/2027	550	527
[9]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	192	130
[9]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/2035	25	13
[9]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	10	5
	Republic of Chile	3.240%	2/6/2028	300	294
[3]	Republic of Ecuador	0.000%	7/31/2030	15	12
[3]	Republic of Ghana	0.000%	1/3/2030	22	19
	Republic of Guatemala	4.375%	6/5/2027	200	199
	Republic of Guatemala	4.875%	2/13/2028	200	200
	Republic of Hungary	6.125%	5/22/2028	500	521
	Republic of Paraguay	4.700%	3/27/2027	200	201
	Republic of Peru	1.862%	12/1/2032	400	331
[10]	Republic of Serbia	3.125%	5/15/2027	200	234
[10]	Republic of Serbia	1.000%	9/23/2028	300	327
	Republic of South Africa	4.300%	10/12/2028	200	197
	Republic of Turkiye	9.375%	3/14/2029	400	446
	Republic of Turkiye	7.625%	4/26/2029	200	212
[10]	State of Israel	5.000%	10/30/2026	200	240
	Sultanate of Oman	5.375%	3/8/2027	200	203
[9]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	60	34
	United Mexican States	4.750%	3/22/2031	473	470
Total Sovereign Bonds (Cost $6,178)					6,220

Short Duration Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[11]	Vanguard Market Liquidity Fund (Cost $1,091)	4.180%	10,912	1,091
Total Investments (108.4%) (Cost $101,857)				102,510
Other Assets and Liabilities—Net (-8.4%)				(7,987)
Net Assets (100%)				94,523
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $83 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $63 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $22,185, representing 23.5% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Represents an unsettled loan as of September 30, 2025. The coupon rate is not known until the settlement date.
9	Step bond.
10	Face amount denominated in euro.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(13)	(1,420)	1
10-Year U.S. Treasury Note	December 2025	(9)	(1,013)	—
Euro-Bobl	December 2025	(2)	(277)	—
Euro-Schatz	December 2025	(2)	(251)	—
Long U.S. Treasury Bond	December 2025	(1)	(117)	—
Ultra 10-Year U.S. Treasury Note	December 2025	(2)	(230)	1
				2

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	USD	835	EUR	704	4	—
EUR—euro.
USD—U.S. dollar.

Short Duration Bond ETF
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V1	12/21/2030	USD	400	5.000	31	1
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/11/2028	N/A	300	3.383[1]	(4.331)[2]	—	—
8/12/2030	N/A	185	4.331[2]	(3.415)[1]	—	—
					—	—
1	Interest payment received/paid annually.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $100,766)	101,419
Affiliated Issuers (Cost $1,091)	1,091
Total Investments in Securities	102,510
Investment in Vanguard	2
Cash	9
Foreign Currency, at Value (Cost $8)	8
Receivables for Investment Securities Sold	180
Receivables for Accrued Income	897
Unrealized Appreciation—Forward Currency Contracts	4
Total Assets	103,610
Liabilities
Payables for Investment Securities Purchased	8,993
Payables to Vanguard	6
Variation Margin Payable—Futures Contracts	—
Variation Margin Payable—Centrally Cleared Swap Contracts	88
Total Liabilities	9,087
Net Assets	94,523
At September 30, 2025, net assets consisted of:

Paid-in Capital	93,433
Total Distributable Earnings (Loss)	1,090
Net Assets	94,523

Net Assets
Applicable to 1,235,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,523
Net Asset Value Per Share	$76.54

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Operations

April 1, 2025[1] to September 30, 2025
($000)
Investment Income
Income
Interest[2]	1,224
Total Income	1,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	4
Marketing and Distribution	—
Custodian Fees	4
Auditing Fees	31
Shareholders’ Reports	10
Trustees’ Fees and Expenses	—
Total Expenses	49
Fees Waived/Expenses Reimbursed—Note C	(10)
Net Expenses	39
Net Investment Income	1,185
Realized Net Gain (Loss)
Investment Securities Sold[2]	142
Futures Contracts	(36)
Swap Contracts	10
Forward Currency Contracts	(8)
Foreign Currencies	—
Realized Net Gain (Loss)	108
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	653
Futures Contracts	2
Swap Contracts	1
Forward Currency Contracts	4
Change in Unrealized Appreciation (Depreciation)	660
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $26, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Statement of Changes in Net Assets

April 1, 2025[1] to September 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,185
Realized Net Gain (Loss)	108
Change in Unrealized Appreciation (Depreciation)	660
Net Increase (Decrease) in Net Assets Resulting from Operations	1,953
Distributions
Total Distributions	(863)
Capital Share Transactions
Issued	93,434
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	93,433
Total Increase (Decrease)	94,523
Net Assets
Beginning of Period	—
End of Period	94,523
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Financial Highlights
For a Share Outstanding Throughout the Period	April 1, 2025[1] to September 30, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.743
Net Realized and Unrealized Gain (Loss) on Investments	1.092
Total from Investment Operations	2.835
Distributions
Dividends from Net Investment Income	(1.295)
Distributions from Realized Capital Gains	—
Total Distributions	(1.295)
Net Asset Value, End of Period	$76.54
Total Return	3.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95
Ratio of Total Expenses to Average Net Assets[3]	0.15%
Ratio of Net Investment Income to Average Net Assets[3]	4.61%
Portfolio Turnover Rate[4,5]	110%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Includes 27% attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short Duration Bond ETF
Notes to Financial Statements
Vanguard Short Duration Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Short Duration Bond ETF
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended September 30, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting

Short Duration Bond ETF
arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the period ended September 30, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in an uncommitted credit facility provided by Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended September 30, 2025, the fund did not utilize the credit facility or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $10,000 (0.04%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short Duration Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,241	—	34,241
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,624	—	12,624
Corporate Bonds	—	47,043	—	47,043
Floating Rate Loan Interests	—	1,291	—	1,291
Sovereign Bonds	—	6,220	—	6,220
Temporary Cash Investments	1,091	—	—	1,091
Total	1,091	101,419	—	102,510
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
Forward Currency Contracts	—	4	—	4
Swap Contracts[1]	—	1	—	1
Total	2	5	—	7
Liabilities
Futures Contracts[1]	—	—	—	—
Swap Contracts[1]	—	—	—	—
Total	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At September 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2	—	—	2
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1	1
Unrealized Appreciation—Forward Currency Contracts	—	4	—	4
Total Assets	2	4	1	7
Unrealized Depreciation—Futures Contracts	—	—	—	—
Total Liabilities	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended September 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(36)	—	—	(36)
Swap Contracts	—	—	10	10
Forward Currency Contracts	—	(8)	—	(8)
Realized Net Gain (Loss) on Derivatives	(36)	(8)	10	(34)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2	—	—	2
Swap Contracts	—	—	1	1
Forward Currency Contracts	—	4	—	4
Change in Unrealized Appreciation (Depreciation) on Derivatives	2	4	1	7
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Short Duration Bond ETF
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	465
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	625
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,090
The tax character of distributions paid was as follows:
Period Ended September 30,
2025 Amount ($000)
Ordinary Income*	863
Long-Term Capital Gains	—
Total	863
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	101,885
Gross Unrealized Appreciation	728
Gross Unrealized Depreciation	(103)
Net Unrealized Appreciation (Depreciation)	625
G.	During the period ended September 30, 2025, the fund purchased $38,098,000 of investment securities and sold $12,489,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $68,257,000 and $54,282,000, respectively. In addition, the fund purchased and sold investment securities of $60,343,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital shares issued and redeemed were:

April 1, 2025[1] to September 30, 2025
Shares (000)
Issued	1,235
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,235
1	Inception.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.

Short Duration Bond ETF
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At September 30, 2025, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Malvern Funds and Shareholders of Vanguard Short Duration Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Short Duration Bond ETF (one of the funds constituting Vanguard Malvern Funds, referred to hereafter as the "Fund") as of September 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 1, 2025 (inception) through September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period April 1, 2025 (inception) through September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal period $268,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 80.1%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0440 112025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Short Duration Bond ETF

In November 2025, the Board of Vanguard Malvern Funds approved the launch of Vanguard Short Duration Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in April 2025.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD MALVERN FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.